American Balanced Fund®
Investment portfolio
September 30, 2025
unaudited

Common stocks 64.44% Information technology 19.54%	Shares	Value (000)
Broadcom, Inc.	40,157,396	$13,248,327
Microsoft Corp.	17,678,859	9,156,765
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	20,517,303	5,730,277
Taiwan Semiconductor Manufacturing Co., Ltd.	19,685,000	842,868
NVIDIA Corp.	26,589,480	4,961,065
Apple, Inc.	14,341,822	3,651,858
Micron Technology, Inc.	18,900,202	3,162,382
SK hynix, Inc.	8,365,421	2,071,903
ASML Holding NV (ADR)	1,427,586	1,382,032
ASML Holding NV	331,079	321,885
KLA Corp.	1,349,272	1,455,325
Intel Corp. (a)	33,396,928	1,120,467
Salesforce, Inc.	4,331,844	1,026,647
International Business Machines Corp.	2,959,169	834,959
Applied Materials, Inc.	2,003,792	410,257
Shopify, Inc., Class A, subordinate voting shares (a)	2,745,685	408,036
Oracle Corp.	1,071,847	301,446
Amphenol Corp., Class A	2,316,486	286,665
Accenture PLC, Class A	1,016,047	250,557
TE Connectivity PLC	1,000,000	219,530
Adobe, Inc. (a)	535,947	189,055
Fair Isaac Corp. (a)	114,682	171,625
Texas Instruments, Inc.	648,358	119,123
Gartner, Inc. (a)	376,400	98,944
Advanced Micro Devices, Inc. (a)	139,789	22,617
		51,444,615
Financials 8.69%
JPMorgan Chase & Co.	8,854,150	2,792,865
Mastercard, Inc., Class A	4,277,972	2,433,353
Visa, Inc., Class A	5,783,566	1,974,394
Synchrony Financial (b)	20,102,877	1,428,309
Capital One Financial Corp.	5,546,981	1,179,177
Aon PLC, Class A	3,112,470	1,109,845
Arthur J. Gallagher & Co.	3,061,441	948,251
Brookfield Corp., Class A	13,400,484	919,005
Fiserv, Inc. (a)	6,460,358	832,934
Bank of America Corp.	14,987,395	773,200
Progressive Corp.	2,828,139	698,409
Apollo Asset Management, Inc.	4,693,552	625,510
Chubb, Ltd.	2,152,352	607,501
Citigroup, Inc.	5,800,000	588,700
Blackstone, Inc.	3,427,660	585,616
Brown & Brown, Inc.	6,076,140	569,881
Blue Owl Capital, Inc., Class A (c)	30,252,322	512,172
PNC Financial Services Group, Inc.	2,201,341	442,315
American Balanced Fund — Page 1 of 87

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Cos., Inc.	2,022,645	$407,624
HDFC Bank, Ltd.	36,949,084	395,755
KKR & Co., Inc.	3,031,428	393,934
BlackRock, Inc.	318,394	371,206
American Express Co.	1,085,029	360,403
Morgan Stanley	1,843,572	293,054
East West Bancorp, Inc.	2,649,647	282,055
Wells Fargo & Co.	2,555,318	214,187
Fifth Third Bancorp	4,737,000	211,033
Goldman Sachs Group, Inc.	250,000	199,088
Truist Financial Corp.	4,175,699	190,913
Sampo Oyj, Class A	14,184,224	162,833
CME Group, Inc., Class A	543,000	146,713
CaixaBank SA, non-registered shares	12,246,769	128,628
S&P Global, Inc.	218,432	106,313
		22,885,176
Industrials 7.17%
General Aerospace Co.	7,071,026	2,127,106
TransDigm Group, Inc.	1,428,169	1,882,355
Ingersoll-Rand, Inc.	14,961,962	1,236,157
Rolls-Royce Holdings PLC	71,850,601	1,149,919
Northrop Grumman Corp.	1,669,344	1,017,165
United Rentals, Inc.	1,047,370	999,882
Boeing Co. (The) (a)	4,538,992	979,651
RTX Corp.	5,456,143	912,976
L3Harris Technologies, Inc.	2,380,153	726,923
Carrier Global Corp.	11,585,168	691,635
Quanta Services, Inc.	1,558,449	645,852
GE Vernova, Inc.	1,045,202	642,695
Parker-Hannifin Corp.	813,462	616,726
Union Pacific Corp.	2,237,535	528,886
Caterpillar, Inc.	1,000,000	477,150
Deere & Co.	902,386	412,625
FTAI Aviation, Ltd.	2,375,617	396,395
Airbus SE, non-registered shares	1,691,941	392,120
United Airlines Holdings, Inc. (a)	3,796,074	366,321
Equifax, Inc.	1,286,896	330,127
AMETEK, Inc.	1,727,003	324,677
Delta Air Lines, Inc.	5,000,000	283,750
Deutsche Post AG	6,172,861	274,961
Norfolk Southern Corp.	792,952	238,211
Lennox International, Inc.	358,675	189,868
Watsco, Inc.	427,286	172,752
Johnson Controls International PLC	1,550,000	170,422
ATI, Inc. (a)	1,994,735	162,252
Paychex, Inc.	1,203,202	152,518
Lockheed Martin Corp.	275,000	137,283
Waste Connections, Inc.	571,446	100,460
United Parcel Service, Inc., Class B	904,000	75,511
Verisk Analytics, Inc.	243,179	61,162
Honeywell International, Inc.	58,289	12,270
		18,888,763
American Balanced Fund — Page 2 of 87

unaudited
Common stocks (continued) Communication services 6.52%	Shares	Value (000)
Alphabet, Inc., Class C	19,593,591	$4,772,019
Alphabet, Inc., Class A	13,833,846	3,363,008
Meta Platforms, Inc., Class A	6,610,363	4,854,518
Comcast Corp., Class A	26,132,986	821,098
Netflix, Inc. (a)	541,324	649,004
ROBLOX Corp., Class A (a)	4,638,959	642,589
Charter Communications, Inc., Class A (a)(c)	2,197,307	604,490
T-Mobile US, Inc.	1,883,669	450,913
Walt Disney Co. (The)	3,000,000	343,500
Electronic Arts, Inc.	1,462,736	295,034
AT&T, Inc.	9,887,394	279,220
Take-Two Interactive Software, Inc. (a)	300,438	77,621
		17,153,014
Health care 5.63%
UnitedHealth Group, Inc.	7,052,988	2,435,397
Eli Lilly and Co.	2,533,000	1,932,679
Vertex Pharmaceuticals, Inc. (a)	4,491,131	1,758,907
CVS Health Corp.	18,524,992	1,396,599
Amgen, Inc.	4,736,662	1,336,686
Abbott Laboratories	8,947,079	1,198,372
Gilead Sciences, Inc.	9,677,878	1,074,244
Thermo Fisher Scientific, Inc.	1,052,788	510,623
AstraZeneca PLC	3,225,565	485,082
Danaher Corp.	1,743,401	345,647
Molina Healthcare, Inc. (a)	1,774,352	339,540
Royalty Pharma PLC, Class A	8,019,656	282,933
AbbVie, Inc.	1,173,778	271,777
Cigna Group (The)	941,627	271,424
Illumina, Inc. (a)	2,590,186	245,990
Bristol-Myers Squibb Co.	3,213,300	144,920
EssilorLuxottica SA	432,561	140,166
Novo Nordisk AS, Class B (ADR) (c)	2,185,000	121,246
Cooper Cos., Inc. (a)	1,634,000	112,027
Medtronic PLC	1,100,000	104,764
Elevance Health, Inc.	253,053	81,766
Align Technology, Inc. (a)	595,306	74,544
Humana, Inc.	239,972	62,434
Regeneron Pharmaceuticals, Inc.	91,942	51,696
Centene Corp. (a)	1,170,408	41,760
		14,821,223
Consumer staples 4.86%
Philip Morris International, Inc.	34,618,104	5,615,056
British American Tobacco PLC	39,443,104	2,093,766
British American Tobacco PLC (ADR)	10,954,538	581,467
Keurig Dr Pepper, Inc.	32,539,734	830,089
Nestle SA	6,532,781	599,649
US Foods Holding Corp. (a)	7,700,016	589,975
Hershey Co.	2,531,584	473,533
Constellation Brands, Inc., Class A	2,913,381	392,345
Mondelez International, Inc., Class A	5,959,978	372,320
Altria Group, Inc.	4,147,942	274,013
Procter & Gamble Co.	1,496,864	229,993
Dollar Tree Stores, Inc. (a)	1,736,249	163,850
American Balanced Fund — Page 3 of 87

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Estee Lauder Cos., Inc. (The), Class A	1,569,099	$138,269
Church & Dwight Co., Inc.	1,525,759	133,702
Target Corp.	1,189,429	106,692
Pernod Ricard SA	1,005,786	98,648
General Mills, Inc.	1,922,252	96,920
Dollar General Corp.	73,276	7,573
		12,797,860
Consumer discretionary 4.80%
Amazon.com, Inc. (a)	16,295,575	3,578,019
Home Depot, Inc.	3,637,190	1,473,753
Starbucks Corp.	13,573,697	1,148,335
D.R. Horton, Inc.	5,795,824	982,218
Chipotle Mexican Grill, Inc. (a)	20,948,982	820,991
Royal Caribbean Cruises, Ltd.	2,465,236	797,701
NIKE, Inc., Class B	11,062,551	771,392
Booking Holdings, Inc.	107,702	581,512
Aramark (b)	14,370,578	551,830
Darden Restaurants, Inc.	2,484,646	472,977
TJX Cos., Inc. (The)	2,923,198	422,519
Norwegian Cruise Line Holdings, Ltd. (a)	14,081,096	346,817
Restaurant Brands International, Inc. (c)	4,218,265	270,560
Compagnie Financiere Richemont SA, Class A	886,941	168,909
Vail Resorts, Inc. (c)	874,413	130,786
Hilton Worldwide Holdings, Inc.	470,389	122,038
		12,640,357
Materials 2.54%
Wheaton Precious Metals Corp.	14,489,050	1,620,455
Franco-Nevada Corp. (CAD denominated)	5,260,816	1,170,973
Royal Gold, Inc. (b)	4,269,700	856,417
Linde PLC	1,523,084	723,465
Air Products and Chemicals, Inc.	1,334,891	364,052
Grupo Mexico, SAB de CV, Series B	37,571,000	327,673
Albemarle Corp.	3,000,000	243,240
Vale SA (ADR), ordinary nominative shares	21,912,975	237,975
Corteva, Inc.	3,401,867	230,068
Lundin Mining Corp.	14,656,184	218,626
Glencore PLC	43,710,146	200,812
Nucor Corp.	1,318,767	178,601
LyondellBasell Industries NV	3,561,279	174,645
Rio Tinto PLC	2,000,000	131,464
		6,678,466
Energy 2.03%
Canadian Natural Resources, Ltd. (CAD denominated)	39,181,370	1,252,835
EOG Resources, Inc.	8,273,843	927,663
Baker Hughes Co., Class A	18,907,506	921,174
Chevron Corp.	5,532,139	859,086
Cenovus Energy, Inc. (CAD denominated)	32,152,395	545,923
Exxon Mobil Corp.	4,401,993	496,325
ConocoPhillips	1,604,453	151,765
American Balanced Fund — Page 4 of 87

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Halliburton Co.	4,689,996	$115,374
EQT Corp.	1,141,267	62,119
		5,332,264
Utilities 1.75%
Constellation Energy Corp.	4,720,998	1,553,539
CenterPoint Energy, Inc.	23,289,036	903,615
Sempra	7,400,736	665,918
Southern Co. (The)	4,176,356	395,793
FirstEnergy Corp.	7,617,410	349,030
Atmos Energy Corp.	1,514,946	258,677
DTE Energy Co.	1,763,905	249,469
PG&E Corp.	15,929,841	240,222
		4,616,263
Real estate 0.91%
Welltower, Inc. REIT	7,119,568	1,268,280
Extra Space Storage, Inc. REIT	2,091,180	294,731
Simon Property Group, Inc. REIT	1,407,439	264,134
American Tower Corp. REIT	1,104,972	212,508
Alexandria Real Estate Equities, Inc. REIT	1,604,333	133,705
Rexford Industrial Realty, Inc. REIT	2,069,500	85,077
Crown Castle, Inc. REIT	802,672	77,450
VICI Properties, Inc. REIT	2,178,563	71,043
		2,406,928
Total common stocks (cost: $83,394,563,000)		169,664,929
Preferred securities 0.11% Information technology 0.11%
Strategy, Inc. 10.00% perpetual bonds cumulative preferred shares	1,345,700	150,719
Strategy, Inc. 9.00% perpetual convertible preferred shares	1,540,000	149,472
Total preferred securities (cost: $243,554,000)		300,191
Convertible stocks 0.40% Industrials 0.25%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	9,552,027	664,535
Information technology 0.07%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	2,916,000	172,131
Materials 0.05%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,824,692	144,879
Utilities 0.03%
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,895,300	74,637
Total convertible stocks (cost: $973,393,000)		1,056,182
American Balanced Fund — Page 5 of 87

unaudited
Bonds, notes & other debt instruments 28.35% Mortgage-backed obligations 10.94% Federal agency mortgage-backed obligations 8.87%	Principal amount (000)	Value (000)
Fannie Mae Pool #BE7150 3.50% 2/1/2032 (d)	USD71	$70
Fannie Mae Pool #357399 5.50% 6/1/2033 (d)	38	39
Fannie Mae Pool #AS0727 3.50% 10/1/2033 (d)	48	47
Fannie Mae Pool #555880 5.50% 11/1/2033 (d)	446	458
Fannie Mae Pool #555956 5.50% 12/1/2033 (d)	399	410
Fannie Mae Pool #MA2138 3.50% 1/1/2035 (d)	98	95
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (d)	36,414	34,629
Fannie Mae Pool #AA0914 5.00% 7/1/2035 (d)	114	115
Fannie Mae Pool #745092 6.50% 7/1/2035 (d)	405	424
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (d)	1,370	1,293
Fannie Mae Pool #887695 6.00% 6/1/2036 (d)	200	211
Fannie Mae Pool #888292 6.00% 3/1/2037 (d)	1,199	1,265
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (d)	1,467	1,381
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (d)	4,280	4,028
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (d)	1,309	1,233
Fannie Mae Pool #256860 6.50% 8/1/2037 (d)	180	188
Fannie Mae Pool #888746 6.50% 10/1/2037 (d)	335	349
Fannie Mae Pool #MA3280 3.50% 2/1/2038 (d)	80	77
Fannie Mae Pool #889658 6.50% 6/1/2038 (d)	414	439
Fannie Mae Pool #MA3412 3.50% 7/1/2038 (d)	202	194
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (d)	64	64
Fannie Mae Pool #FM1441 3.50% 8/1/2039 (d)	307	296
Fannie Mae Pool #AD0679 5.50% 10/1/2039 (d)	12	12
Fannie Mae Pool #932752 5.00% 4/1/2040 (d)	228	234
Fannie Mae Pool #AD8536 5.00% 8/1/2040 (d)	781	801
Fannie Mae Pool #AE3049 4.50% 9/1/2040 (d)	1,380	1,383
Fannie Mae Pool #AE2513 5.00% 9/1/2040 (d)	574	589
Fannie Mae Pool #AE4689 5.00% 9/1/2040 (d)	232	236
Fannie Mae Pool #AE0395 4.50% 10/1/2040 (d)	1,734	1,739
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (d)	1,101	1,103
Fannie Mae Pool #AH3575 4.50% 1/1/2041 (d)	1,929	1,932
Fannie Mae Pool #AH9370 5.00% 4/1/2041 (d)	237	243
Fannie Mae Pool #AH9420 5.00% 4/1/2041 (d)	133	138
Fannie Mae Pool #AI2503 4.00% 5/1/2041 (d)	1,424	1,387
Fannie Mae Pool #AI0582 5.00% 5/1/2041 (d)	201	205
Fannie Mae Pool #AH9938 5.00% 5/1/2041 (d)	136	138
Fannie Mae Pool #AI1865 5.00% 5/1/2041 (d)	16	16
Fannie Mae Pool #AI4289 5.00% 6/1/2041 (d)	187	192
Fannie Mae Pool #AH5452 5.00% 6/1/2041 (d)	100	103
Fannie Mae Pool #AI4296 5.00% 6/1/2041 (d)	52	53
Fannie Mae Pool #AI4563 5.00% 6/1/2041 (d)	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (d)	24,725	21,509
Fannie Mae Pool #AI5589 4.50% 7/1/2041 (d)	26	26
Fannie Mae Pool #AI8121 5.00% 7/1/2041 (d)	539	552
Fannie Mae Pool #AI7218 5.00% 7/1/2041 (d)	270	276
Fannie Mae Pool #AI6576 5.00% 7/1/2041 (d)	66	68
Fannie Mae Pool #MA0791 5.00% 7/1/2041 (d)	64	66
Fannie Mae Pool #AI7058 5.00% 7/1/2041 (d)	42	43
Fannie Mae Pool #AI3894 5.00% 8/1/2041 (d)	218	224
Fannie Mae Pool #AI7159 5.00% 9/1/2041 (d)	98	101
Fannie Mae Pool #AJ1422 5.00% 9/1/2041 (d)	3	3
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (d)	94,464	79,706
Fannie Mae Pool #AQ9302 3.50% 1/1/2043 (d)	408	385
Fannie Mae Pool #AT7696 3.50% 6/1/2043 (d)	4,011	3,781
American Balanced Fund — Page 6 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT7689 3.50% 6/1/2043 (d)	USD1,396	$1,317
Fannie Mae Pool #AT7680 3.50% 6/1/2043 (d)	555	524
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (d)	177	172
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (d)	119	116
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (d)	117	114
Fannie Mae Pool #AV1538 4.50% 11/1/2043 (d)	3,239	3,230
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (d)	61,006	57,383
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (d)	4,207	3,959
Fannie Mae Pool #AL9499 3.50% 1/1/2046 (d)	3,862	3,633
Fannie Mae Pool #AS6789 3.50% 3/1/2046 (d)	4,116	3,865
Fannie Mae Pool #MA2608 3.00% 5/1/2046 (d)	965	873
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (d)	7,130	6,704
Fannie Mae Pool #AS7168 3.50% 5/1/2046 (d)	2,931	2,742
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (d)	319	307
Fannie Mae Pool #MA2771 3.00% 10/1/2046 (d)	898	811
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (d)	42,037	40,574
Fannie Mae Pool #FM2795 3.00% 11/1/2046 (d)	2,900	2,624
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (d)	2,248	2,050
Fannie Mae Pool #BD9665 4.00% 11/1/2046 (d)	772	743
Fannie Mae Pool #BE3151 3.50% 1/1/2047 (d)	891	834
Fannie Mae Pool #BE3162 3.50% 1/1/2047 (d)	770	719
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (d)	882	758
Fannie Mae Pool #BE9242 4.50% 3/1/2047 (d)	20	20
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (d)	1,982	1,637
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (d)	2,743	2,500
Fannie Mae Pool #BD7156 4.00% 4/1/2047 (d)	34,570	33,288
Fannie Mae Pool #BM1653 4.00% 6/1/2047 (d)	70,817	68,190
Fannie Mae Pool #BH7779 3.50% 8/1/2047 (d)	22	20
Fannie Mae Pool #256893 7.00% 8/1/2047 (d)	6	6
Fannie Mae Pool #BH4022 3.50% 9/1/2047 (d)	12,537	11,698
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (d)	15,027	14,449
Fannie Mae Pool #BH6387 3.50% 10/1/2047 (d)	337	313
Fannie Mae Pool #MA3149 4.00% 10/1/2047 (d)	9,902	9,523
Fannie Mae Pool #CA0623 4.50% 10/1/2047 (d)	2,053	2,034
Fannie Mae Pool #947661 6.50% 10/1/2047 (d)	7	7
Fannie Mae Pool #256975 7.00% 10/1/2047 (d)	35	36
Fannie Mae Pool #920015 7.00% 10/1/2047 (d)	15	16
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (d)	3,640	3,381
Fannie Mae Pool #MA3183 4.00% 11/1/2047 (d)	2,433	2,340
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (d)	2,282	2,197
Fannie Mae Pool #257030 6.50% 11/1/2047 (d)	42	43
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (d)	5,769	5,375
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (d)	4,986	4,927
Fannie Mae Pool #BM3332 3.50% 1/1/2048 (d)	1,076	1,003
Fannie Mae Pool #BJ4342 4.00% 1/1/2048 (d)	219	210
Fannie Mae Pool #CA1015 4.00% 1/1/2048 (d)	48	47
Fannie Mae Pool #BJ8318 4.50% 1/1/2048 (d)	81	80
Fannie Mae Pool #BK1198 4.00% 2/1/2048 (d)	843	810
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (d)	37	35
Fannie Mae Pool #BK1135 4.50% 2/1/2048 (d)	349	345
Fannie Mae Pool #BM3714 3.50% 3/1/2048 (d)	4,155	3,874
Fannie Mae Pool #BJ6760 3.50% 3/1/2048 (d)	3,150	2,944
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (d)	7,253	6,745
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (d)	112	108
American Balanced Fund — Page 7 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ9260 4.00% 4/1/2048 (d)	USD12	$12
Fannie Mae Pool #BM4033 3.50% 5/1/2048 (d)	15,537	14,477
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (d)	4,385	4,330
Fannie Mae Pool #BW9776 3.00% 6/1/2048 (d)	96	86
Fannie Mae Pool #BJ5829 4.50% 6/1/2048 (d)	50	49
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (d)	51,147	46,049
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (d)	21,093	19,628
Fannie Mae Pool #BM2007 4.00% 9/1/2048 (d)	377	362
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (d)	154	148
Fannie Mae Pool #BF0323 3.00% 11/1/2048 (d)	22,383	20,152
Fannie Mae Pool #BF0325 3.50% 11/1/2048 (d)	28,400	26,427
Fannie Mae Pool #CA2642 4.50% 11/1/2048 (d)	156	154
Fannie Mae Pool #CA3068 3.50% 2/1/2049 (d)	4,621	4,306
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (d)	220	211
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (d)	15,752	14,818
Fannie Mae Pool #CA3503 4.00% 5/1/2049 (d)	4	4
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (d)	3,808	3,437
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (d)	2,571	2,325
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (d)	703	659
Fannie Mae Pool #CA4079 3.50% 8/1/2049 (d)	15,137	14,000
Fannie Mae Pool #BO1345 3.50% 8/1/2049 (d)	24	22
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (d)	1,173	1,125
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (d)	132	127
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (d)	18,615	17,344
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (d)	776	727
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (d)	2,582	2,483
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (d)	137	131
Fannie Mae Pool #CA4533 3.00% 11/1/2049 (d)	27,699	25,006
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (d)	14,945	13,432
Fannie Mae Pool #BO4808 3.00% 12/1/2049 (d)	11,105	9,941
Fannie Mae Pool #CA4800 3.50% 12/1/2049 (d)	42,319	39,577
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (d)	1,077	911
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (d)	771	657
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (d)	13,192	11,148
Fannie Mae Pool #BP5843 2.50% 5/1/2050 (d)	72	61
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (d)	38,105	32,744
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	3,455	2,919
Fannie Mae Pool #CA6087 3.00% 6/1/2050 (d)	39,267	34,694
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (d)	2,956	2,498
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (d)	2,572	2,173
Fannie Mae Pool #CA6289 2.50% 7/1/2050 (d)	494	417
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (d)	5,232	4,618
Fannie Mae Pool #CA6579 2.00% 8/1/2050 (d)	38,489	31,465
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (d)	16,281	13,274
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (d)	33,049	28,422
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (d)	8,999	7,592
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (d)	8,358	7,063
Fannie Mae Pool #CA6603 2.50% 8/1/2050 (d)	6,743	5,698
Fannie Mae Pool #MA4096 2.50% 8/1/2050 (d)	2,391	2,038
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (d)	1,944	1,643
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (d)	697	589
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (d)	2,955	2,607
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (d)	79,675	64,895
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (d)	23,572	19,060
American Balanced Fund — Page 8 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (d)	USD5,178	$4,216
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (d)	46	38
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (d)	1,861	1,603
Fannie Mae Pool #CA6996 2.50% 9/1/2050 (d)	1,743	1,473
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (d)	652	551
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (d)	303	255
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (d)	23,739	21,218
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (d)	1,623	1,442
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (d)	52,827	43,397
Fannie Mae Pool #FP0053 2.00% 10/1/2050 (d)	47,452	38,678
Fannie Mae Pool #MA4158 2.00% 10/1/2050 (d)	43,324	35,296
Fannie Mae Pool #FP0051 2.00% 10/1/2050 (d)	29,420	24,088
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (d)	1,637	1,382
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (d)	1,542	1,303
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (d)	759	641
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (d)	192	162
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (d)	4,638	4,094
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (d)	521	421
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (d)	31,037	26,741
Fannie Mae Pool #BQ9030 2.50% 11/1/2050 (d)	10,690	9,098
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (d)	8,099	6,924
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (d)	5,258	4,439
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (d)	302	255
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (d)	156	133
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (d)	110	93
Fannie Mae Pool #CA7606 3.00% 11/1/2050 (d)	19,453	17,456
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (d)	50,126	40,837
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (d)	47,044	38,064
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (d)	10,504	8,581
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (d)	950	769
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (d)	298	241
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (d)	22,972	19,569
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (d)	14,259	12,147
Fannie Mae Pool #FM5173 2.50% 12/1/2050 (d)	1,727	1,481
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (d)	26,623	24,060
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (d)	8,446	7,590
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (d)	3,196	2,821
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	1,388	1,371
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (d)	58,750	47,839
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (d)	2,501	2,024
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (d)	1,287	1,042
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (d)	673	544
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (d)	41,652	35,481
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (d)	3,365	2,889
Fannie Mae Pool #BR0751 2.50% 1/1/2051 (d)	1,029	868
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (d)	357	301
Fannie Mae Pool #CA8607 2.50% 1/1/2051 (d)	264	223
Fannie Mae Pool #BR0757 2.50% 1/1/2051 (d)	66	56
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (d)	70,627	63,109
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (d)	27,461	24,253
Fannie Mae Pool #CA8645 4.00% 1/1/2051 (d)	20	19
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (d)	22,281	18,243
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (d)	21,707	17,734
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (d)	12,450	10,194
American Balanced Fund — Page 9 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM6471 2.00% 2/1/2051 (d)	USD2,548	$2,056
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (d)	1,072	865
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (d)	974	786
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (d)	295	239
Fannie Mae Pool #BR4014 2.00% 2/1/2051 (d)	260	211
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (d)	33,309	28,099
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (d)	20,570	17,636
Fannie Mae Pool #FS3207 2.50% 2/1/2051 (d)	4,808	4,060
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (d)	1,970	1,676
Fannie Mae Pool #FM5778 2.50% 2/1/2051 (d)	1,811	1,553
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (d)	957	809
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (d)	244	207
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (d)	120	101
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (d)	116	99
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (d)	68	57
Fannie Mae Pool #CA8870 3.00% 2/1/2051 (d)	95,267	85,252
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (d)	15,917	13,998
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (d)	1,093	976
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (d)	992	801
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (d)	449	362
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (d)	27,773	23,429
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (d)	3,921	3,324
Fannie Mae Pool #BR0441 2.50% 3/1/2051 (d)	734	619
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (d)	79	67
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (d)	49	41
Fannie Mae Pool #CB0090 2.00% 4/1/2051 (d)	178,890	145,405
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (d)	63,635	51,750
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (d)	7,080	5,714
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (d)	1,451	1,176
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (d)	885	715
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (d)	13,320	11,236
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (d)	11,151	9,471
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (d)	1,160	979
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (d)	581	490
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (d)	485	409
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (d)	398	336
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (d)	379	320
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (d)	31	26
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (d)	34,316	30,433
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (d)	4,171	3,709
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (d)	935	824
Fannie Mae Pool #CB0496 2.00% 5/1/2051 (d)	41,904	34,026
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (d)	34,519	28,061
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (d)	3,535	2,852
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (d)	861	698
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (d)	679	548
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (d)	510	412
Fannie Mae Pool #CB0500 2.00% 5/1/2051 (d)	434	350
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (d)	153,150	130,425
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (d)	17,130	14,451
Fannie Mae Pool #BR8793 2.50% 5/1/2051 (d)	16,244	13,703
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (d)	7,538	6,368
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (d)	6,054	5,107
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (d)	758	639
American Balanced Fund — Page 10 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (d)	USD299	$252
Fannie Mae Pool #CB0456 2.50% 5/1/2051 (d)	276	233
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (d)	257	217
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (d)	134	113
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (d)	47	40
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (d)	35	29
Fannie Mae Pool #BR9540 4.00% 5/1/2051 (d)	2,140	2,093
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (d)	16,417	13,479
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (d)	669	540
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (d)	19,819	16,718
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (d)	17,250	14,572
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (d)	3,772	3,182
Fannie Mae Pool #BT0098 2.50% 6/1/2051 (d)	479	407
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (d)	3,123	2,770
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (d)	1,569	1,381
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (d)	48,697	39,663
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (d)	19,141	15,543
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (d)	136,374	115,042
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (d)	25,504	21,671
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (d)	11,178	9,429
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (d)	9,327	7,868
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (d)	2,744	2,323
Fannie Mae Pool #BT1335 2.50% 7/1/2051 (d)	1,567	1,322
Fannie Mae Pool #FM7957 2.50% 7/1/2051 (d)	536	459
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (d)	75	63
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (d)	17,724	14,304
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (d)	5,783	4,667
Fannie Mae Pool #FM8720 2.00% 8/1/2051 (d)	4,510	3,640
Fannie Mae Pool #BR2225 2.00% 8/1/2051 (d)	1,075	868
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (d)	618	499
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (d)	1,033	871
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (d)	871	741
Fannie Mae Pool #FM8247 2.50% 8/1/2051 (d)	767	656
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (d)	689	585
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (d)	107	91
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (d)	61,491	54,857
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (d)	41,839	37,662
Fannie Mae Pool #FS5081 3.00% 8/1/2051 (d)	13,685	12,248
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (d)	3,228	2,854
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (d)	64,402	61,854
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (d)	6,870	5,795
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (d)	4,395	3,708
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (d)	4,341	3,668
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (d)	3,740	3,155
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (d)	3,642	3,075
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (d)	3,063	2,586
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (d)	2,251	1,909
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (d)	2,040	1,723
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (d)	1,701	1,442
Fannie Mae Pool #CB1566 2.50% 9/1/2051 (d)	703	594
Fannie Mae Pool #BU0464 2.50% 9/1/2051 (d)	167	141
Fannie Mae Pool #FM8980 2.50% 9/1/2051 (d)	20	17
Fannie Mae Pool #MA4415 3.00% 9/1/2051 (d)	3,197	2,824
Fannie Mae Pool #BU0948 2.00% 10/1/2051 (d)	654	528
American Balanced Fund — Page 11 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (d)	USD3,928	$3,314
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (d)	1,045	882
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (d)	997	842
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (d)	963	814
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (d)	378	320
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (d)	238	202
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (d)	78	66
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (d)	37	31
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (d)	33	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (d)	22,399	19,864
Fannie Mae Pool #FM9419 3.00% 10/1/2051 (d)	385	340
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (d)	8,705	7,063
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (d)	6,614	5,363
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (d)	5,110	4,124
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (d)	4,895	3,950
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (d)	6,452	5,442
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (d)	841	712
Fannie Mae Pool #MA4466 2.50% 11/1/2051 (d)	19	16
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (d)	35,166	31,327
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (d)	23,622	20,942
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (d)	15,225	13,601
Fannie Mae Pool #FM9350 3.00% 11/1/2051 (d)	6,986	6,152
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (d)	93	81
Fannie Mae Pool #BU3349 3.50% 11/1/2051 (d)	32	30
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (d)	2,270	1,832
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (d)	1,980	1,598
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (d)	985	795
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (d)	68,780	58,938
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (d)	66,529	57,093
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (d)	36,954	31,650
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	35,948	30,368
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (d)	32,033	27,452
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (d)	25,192	21,619
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (d)	25,102	21,578
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (d)	11,424	9,794
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (d)	4,948	4,174
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (d)	2,239	1,899
Fannie Mae Pool #FM9905 2.50% 12/1/2051 (d)	1,655	1,398
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (d)	993	838
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (d)	710	600
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (d)	245	207
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (d)	123	104
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (d)	77	66
Fannie Mae Pool #CB2376 2.50% 12/1/2051 (d)	18	16
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (d)	7,928	6,982
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (d)	2,165	1,906
Fannie Mae Pool #CB2431 3.00% 12/1/2051 (d)	125	110
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (d)	7,387	5,961
Fannie Mae Pool #BQ7041 2.00% 1/1/2052 (d)	1,158	935
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (d)	7,770	6,554
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (d)	2,277	1,924
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (d)	1,760	1,484
Fannie Mae Pool #BQ7459 2.50% 1/1/2052 (d)	1,584	1,344
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (d)	1,069	905
American Balanced Fund — Page 12 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (d)	USD280	$237
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (d)	159	134
Fannie Mae Pool #BV0761 2.50% 1/1/2052 (d)	120	102
Fannie Mae Pool #FS1648 2.50% 1/1/2052 (d)	115	97
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (d)	100	85
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (d)	78	66
Fannie Mae Pool #BU7552 2.50% 1/1/2052 (d)	24	20
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (d)	29,498	26,159
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (d)	3,323	2,928
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (d)	1,947	1,712
Fannie Mae Pool #FS3826 3.00% 1/1/2052 (d)	35	31
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (d)	5,400	5,029
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (d)	800	740
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (d)	71,519	57,897
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (d)	38,514	31,168
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (d)	11,727	9,538
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (d)	995	805
Fannie Mae Pool #BT1897 2.00% 2/1/2052 (d)	770	621
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (d)	5,381	4,541
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (d)	2,690	2,272
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (d)	976	825
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (d)	894	757
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (d)	577	488
Fannie Mae Pool #BT2176 2.50% 2/1/2052 (d)	480	406
Fannie Mae Pool #BV3722 2.50% 2/1/2052 (d)	260	220
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (d)	73	62
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (d)	65	55
Fannie Mae Pool #BV4126 2.50% 2/1/2052 (d)	57	49
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (d)	52	44
Fannie Mae Pool #CB2882 3.00% 2/1/2052 (d)	23,260	20,771
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (d)	8,863	7,935
Fannie Mae Pool #CB2896 3.00% 2/1/2052 (d)	4,036	3,549
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (d)	8,679	7,024
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (d)	1,288	1,091
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (d)	990	835
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (d)	722	610
Fannie Mae Pool #CB3049 2.50% 3/1/2052 (d)	193	163
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (d)	186	157
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (d)	103	87
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (d)	91	77
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (d)	23,580	20,945
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (d)	21,165	18,613
Fannie Mae Pool #FS1294 3.00% 3/1/2052 (d)	982	864
Fannie Mae Pool #BV4149 3.00% 3/1/2052 (d)	978	862
Fannie Mae Pool #FS1169 3.00% 3/1/2052 (d)	223	196
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (d)	178	158
Fannie Mae Pool #BU8883 3.00% 3/1/2052 (d)	79	69
Fannie Mae Pool #FS5326 3.00% 3/1/2052 (d)	54	48
Fannie Mae Pool #CB3126 3.50% 3/1/2052 (d)	6,970	6,453
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (d)	371	340
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (d)	30,856	25,004
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	16,309	13,214
Fannie Mae Pool #BV7769 2.00% 4/1/2052 (d)	968	781
Fannie Mae Pool #BT4443 2.00% 4/1/2052 (d)	506	411
American Balanced Fund — Page 13 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (d)	USD498	$403
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (d)	53	43
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (d)	33	27
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (d)	49,025	41,355
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (d)	18,549	15,672
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (d)	3,162	2,675
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (d)	2,746	2,324
Fannie Mae Pool #BQ7478 2.50% 4/1/2052 (d)	1,983	1,679
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (d)	1,451	1,230
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (d)	506	429
Fannie Mae Pool #CB3356 2.50% 4/1/2052 (d)	467	395
Fannie Mae Pool #BV2996 2.50% 4/1/2052 (d)	290	246
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (d)	76	65
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (d)	68	57
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (d)	65	55
Fannie Mae Pool #CB3365 3.00% 4/1/2052 (d)	5,361	4,720
Fannie Mae Pool #CB3247 3.00% 4/1/2052 (d)	3,876	3,408
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (d)	991	872
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (d)	116	102
Fannie Mae Pool #BV7709 3.00% 4/1/2052 (d)	47	42
Fannie Mae Pool #FS1180 3.50% 4/1/2052 (d)	70,070	64,861
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (d)	949	868
Fannie Mae Pool #BV0242 3.50% 4/1/2052 (d)	162	149
Fannie Mae Pool #FS1206 3.50% 4/1/2052 (d)	141	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (d)	4,779	4,522
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	36,964	29,993
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (d)	11,198	9,489
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (d)	9,848	8,317
Fannie Mae Pool #BW5602 2.50% 5/1/2052 (d)	748	632
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (d)	449	381
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (d)	128	108
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (d)	63	53
Fannie Mae Pool #BT7819 3.00% 5/1/2052 (d)	1,310	1,153
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (d)	949	835
Fannie Mae Pool #CB3584 3.00% 5/1/2052 (d)	207	183
Fannie Mae Pool #BW0656 3.50% 5/1/2052 (d)	241	220
Fannie Mae Pool #BV7810 3.50% 5/1/2052 (d)	144	131
Fannie Mae Pool #CB3620 4.00% 5/1/2052 (d)	68,319	64,575
Fannie Mae Pool #FS1834 4.00% 5/1/2052 (d)	37,201	35,259
Fannie Mae Pool #FS1948 4.00% 5/1/2052 (d)	23	21
Fannie Mae Pool #CB3653 5.00% 5/1/2052 (d)	25	25
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (d)	9,314	7,543
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (d)	592	479
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (d)	49	39
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (d)	11,330	9,599
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (d)	264	224
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (d)	233	197
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (d)	50	42
Fannie Mae Pool #FS6788 3.00% 6/1/2052 (d)	15,128	13,315
Fannie Mae Pool #BV2444 3.00% 6/1/2052 (d)	5,949	5,235
Fannie Mae Pool #FS6120 3.00% 6/1/2052 (d)	784	690
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (d)	435	383
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (d)	215	189
Fannie Mae Pool #CB3996 3.00% 6/1/2052 (d)	31	28
American Balanced Fund — Page 14 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV7814 3.50% 6/1/2052 (d)	USD387	$354
Fannie Mae Pool #BV7809 3.50% 6/1/2052 (d)	129	118
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (d)	13,089	12,405
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (d)	9,708	9,182
Fannie Mae Pool #BV9955 4.00% 6/1/2052 (d)	26	25
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (d)	19,204	15,542
Fannie Mae Pool #BV7823 2.00% 7/1/2052 (d)	1,344	1,091
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (d)	113,374	95,638
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (d)	14,238	12,023
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (d)	998	845
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (d)	688	581
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (d)	276	233
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (d)	46	39
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (d)	791	696
Fannie Mae Pool #BT7848 3.50% 7/1/2052 (d)	6,163	5,636
Fannie Mae Pool #FS5139 3.50% 7/1/2052 (d)	986	903
Fannie Mae Pool #CB4119 4.00% 7/1/2052 (d)	122,284	115,999
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (d)	14,338	13,557
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (d)	852	806
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (d)	1,504	1,272
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (d)	119	100
Fannie Mae Pool #FS4747 3.50% 8/1/2052 (d)	9,776	9,004
Fannie Mae Pool #FS3540 3.50% 8/1/2052 (d)	1,441	1,317
Fannie Mae Pool #FS6597 3.50% 8/1/2052 (d)	294	269
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (d)	3,037	2,873
Fannie Mae Pool #BT8308 4.50% 8/1/2052 (d)	127	124
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (d)	8,267	8,291
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (d)	127	132
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (d)	632	534
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (d)	488	413
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (d)	4,306	4,068
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (d)	2,245	2,125
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (d)	26,951	26,251
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (d)	36,260	36,338
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	225,209	182,415
Fannie Mae Pool #CB4819 4.00% 10/1/2052 (d)	25	24
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	19,797	19,740
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (d)	6,676	6,766
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (d)	6,012	6,095
Fannie Mae Pool #CB5266 4.50% 11/1/2052 (d)	116,822	113,784
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (d)	43,671	42,449
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	10,917	10,642
Fannie Mae Pool #BX2812 5.00% 11/1/2052 (d)	15,774	15,732
Fannie Mae Pool #BX5583 5.00% 12/1/2052 (d)	1,818	1,818
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	41,884	42,501
Fannie Mae Pool #BX4004 5.50% 12/1/2052 (d)	1,059	1,072
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (d)	787	797
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (d)	589	596
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (d)	200	189
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (d)	12,247	11,940
Fannie Mae Pool #BT8033 5.00% 1/1/2053 (d)	17,673	17,624
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (d)	8,022	7,999
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (d)	622	632
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (d)	505	512
American Balanced Fund — Page 15 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX6108 5.50% 1/1/2053 (d)	USD56	$57
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (d)	144	121
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (d)	391	369
Fannie Mae Pool #BW5132 4.00% 2/1/2053 (d)	95	90
Fannie Mae Pool #MA4917 4.50% 2/1/2053 (d)	159	155
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	13,001	13,175
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (d)	1,066	1,078
Fannie Mae Pool #FS4024 5.50% 2/1/2053 (d)	466	473
Fannie Mae Pool #BW5124 5.50% 2/1/2053 (d)	70	71
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (d)	28,475	29,624
Fannie Mae Pool #BX7703 6.50% 2/1/2053 (d)	197	205
Fannie Mae Pool #MA4963 3.50% 3/1/2053 (d)	24	22
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (d)	2,201	2,080
Fannie Mae Pool #MA4962 4.00% 3/1/2053 (d)	647	611
Fannie Mae Pool #BX7774 5.50% 3/1/2053 (d)	8,659	8,786
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	3,770	3,832
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (d)	2,828	2,869
Fannie Mae Pool #BX7782 5.50% 3/1/2053 (d)	1,656	1,677
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (d)	165	167
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	16,816	17,348
Fannie Mae Pool #BW4879 3.00% 4/1/2053 (d)	189	166
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (d)	5,161	4,875
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (d)	4,845	4,572
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (d)	2,823	2,746
Fannie Mae Pool #BW5269 4.50% 4/1/2053 (d)	1,082	1,052
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (d)	29,087	28,997
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	4,301	4,358
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (d)	2,898	2,935
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (d)	2,716	2,751
Fannie Mae Pool #BY0667 5.50% 4/1/2053 (d)	833	845
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (d)	712	722
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (d)	410	415
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (d)	132	133
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (d)	63	53
Fannie Mae Pool #BW4938 2.50% 5/1/2053 (d)	43	36
Fannie Mae Pool #BW4940 4.00% 5/1/2053 (d)	1,382	1,305
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (d)	375	354
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (d)	2,602	2,536
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (d)	36,753	36,630
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	6,695	6,694
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	10,713	10,847
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (d)	7,308	7,400
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	5,978	6,055
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (d)	3,935	3,981
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (d)	3,170	3,229
Fannie Mae Pool #BY4413 5.50% 5/1/2053 (d)	296	299
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (d)	3,372	2,846
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (d)	2,986	2,626
Fannie Mae Pool #BY4220 4.00% 6/1/2053 (d)	542	511
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (d)	41,957	41,816
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	63,860	64,708
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (d)	14,967	15,148
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	3,712	3,758
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (d)	324	329
American Balanced Fund — Page 16 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	USD5,510	$5,748
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	2,030	2,107
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	1,488	1,552
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (d)	37	31
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (d)	15,940	15,050
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	983	927
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (d)	120,902	117,743
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (d)	3,436	3,341
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	37,492	37,882
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (d)	7,065	7,359
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (d)	5,259	5,113
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (d)	89	90
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	9,616	9,748
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (d)	2,945	3,019
Fannie Mae Pool #FS5850 6.00% 9/1/2053 (d)	241	248
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	5,096	5,156
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (d)	79,021	81,055
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	8,033	8,231
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (d)	59,369	59,139
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (d)	71,242	72,051
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	10,819	10,954
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	9,541	9,774
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (d)	72	74
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	3,037	3,156
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (d)	4,606	4,346
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (d)	383	362
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (d)	13,662	13,829
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (d)	8,270	8,366
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (d)	12,472	12,800
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (d)	17,395	18,036
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	3,446	3,589
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (d)	822	697
Fannie Mae Pool #FS7058 2.50% 1/1/2054 (d)	239	202
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (d)	21,801	22,382
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	35,852	37,091
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	1,620	1,692
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (d)	9,428	9,372
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	12,779	12,935
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	9,877	9,984
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	16,049	16,472
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (d)	4,591	4,699
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (d)	3,388	3,495
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (d)	9,476	9,808
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (d)	8,038	8,371
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (d)	7,585	7,385
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	26,236	26,508
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (d)	6,804	6,876
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (d)	592	598
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (d)	54,253	55,969
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	22,082	22,783
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	211	216
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (d)	3,312	3,466
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (d)	8,678	8,771
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (d)	3,881	4,050
American Balanced Fund — Page 17 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (d)	USD53,663	$54,613
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (d)	2,950	2,986
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	1,653	1,690
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	18,856	19,050
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	7,365	7,484
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	14,006	14,350
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	12,069	12,452
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	5,699	5,833
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	4,548	4,692
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (d)	1,260	1,305
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	984	1,019
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	22,749	23,038
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	14,377	14,518
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	12,996	13,161
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)	10,871	11,060
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	49,998	51,458
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	18,127	18,703
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	10,667	10,911
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	9,874	10,142
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	8,307	8,531
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	5,496	5,670
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	4,298	4,408
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	4,196	4,296
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	3,518	3,602
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (d)	1,333	1,364
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (d)	9,377	9,772
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (d)	7,136	7,436
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	2,371	2,466
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	1,511	1,575
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	440	458
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (d)	436	452
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	248	258
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (d)	10,495	10,438
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	2,507	2,537
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	19,866	20,448
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	13,786	14,101
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	11,223	11,499
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	9,449	9,682
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	7,876	8,106
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	5,201	5,364
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	4,346	4,472
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	4,099	4,218
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (d)	3,192	3,271
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	2,659	2,723
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	860	879
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	702	718
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (d)	687	702
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	12,011	12,512
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	2,187	2,279
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	41,922	42,380
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	39,996	40,667
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	24,134	24,437
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (d)	11,127	11,326
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	9,768	9,864
American Balanced Fund — Page 18 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	USD979	$989
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	19,383	19,939
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (d)	12,841	13,133
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (d)	11,015	11,321
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (d)	6,382	6,565
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	1,374	1,411
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	425	435
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (d)	1,014	1,050
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (d)	15,271	15,675
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (d)	6,231	6,375
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	3,817	3,905
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (d)	37	38
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	1,539	1,610
Fannie Mae Pool #DC2693 4.00% 11/1/2054 (d)	1,976	1,865
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (d)	50	47
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	58,190	58,737
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	7,620	7,714
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (d)	15,552	15,987
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (d)	1,619	1,657
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (d)	18,129	17,621
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (d)	6,719	6,523
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (d)	241	235
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (d)	12,543	12,480
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	23,816	24,108
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (d)	12,526	12,679
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (d)	12,428	12,580
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (d)	4,349	4,403
Fannie Mae Pool #DC6856 5.50% 12/1/2054 (d)	375	378
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (d)	29	29
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (d)	36,421	37,523
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (d)	32,876	33,614
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	11,158	11,410
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (d)	7,484	7,685
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	438	447
Fannie Mae Pool #CC0057 6.00% 12/1/2054 (d)	139	142
Fannie Mae Pool #DC7498 6.00% 12/1/2054 (d)	125	128
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (d)	44	45
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (d)	31	32
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (d)	2,238	2,111
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (d)	2,920	2,834
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (d)	22,488	22,375
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (d)	78,867	79,992
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	48,739	49,216
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (d)	43,395	44,530
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (d)	24,468	25,024
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	10,182	10,412
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (d)	279	285
Fannie Mae Pool #DD0284 6.00% 1/1/2055 (d)	39	40
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (d)	48,518	50,220
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (d)	33,887	35,267
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	17	17
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	3,572	3,605
Fannie Mae Pool #DD1746 5.50% 2/1/2055 (d)	498	506
Fannie Mae Pool #MA5614 5.50% 2/1/2055 (d)	430	434
American Balanced Fund — Page 19 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	USD81,801	$83,655
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (d)	873	894
Fannie Mae Pool #DD0783 6.00% 2/1/2055 (d)	846	865
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (d)	714	732
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (d)	16,662	15,714
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	1,953	1,895
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (d)	65,641	66,243
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	14,532	14,862
Fannie Mae Pool #DD6406 6.00% 3/1/2055 (d)	5,586	5,721
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (d)	954	982
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (d)	491	502
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	7,451	7,027
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	4,497	4,365
Fannie Mae Pool #DD7388 5.00% 4/1/2055 (d)	285	283
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	66,001	67,471
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (d)	3,948	4,037
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (d)	660	675
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	3,184	3,161
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (d)	76,431	77,113
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	107,396	109,789
Fannie Mae Pool #DD7081 6.00% 5/1/2055 (d)	92	94
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,616	1,604
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	260,990	263,320
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (d)	5,902	5,958
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (d)	70	72
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (d)	43,855	44,832
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (d)	29,242	29,893
Fannie Mae Pool #CC0668 6.50% 7/1/2055 (d)	32,652	33,948
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	234,598	236,693
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (d)	36,197	36,786
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (d)	18,063	18,633
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (d)	3,646	3,727
Fannie Mae Pool #CC0841 6.50% 8/1/2055 (d)	18,329	19,058
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (d)	25,490	24,118
Fannie Mae Pool #BF0174 3.00% 2/1/2057 (d)	4,597	3,944
Fannie Mae Pool #BF0177 3.00% 2/1/2057 (d)	4,438	3,918
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (d)	93,809	85,306
Fannie Mae Pool #BF0189 3.00% 6/1/2057 (d)	7,027	6,152
Fannie Mae Pool #BF0219 3.50% 9/1/2057 (d)	21,133	19,190
Fannie Mae Pool #BF0226 3.50% 1/1/2058 (d)	6,064	5,516
Fannie Mae Pool #BF0262 3.00% 5/1/2058 (d)	356	311
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (d)	51,638	45,203
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (d)	2,778	2,723
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (d)	65,219	59,218
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (d)	43,675	38,227
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (d)	24,139	19,722
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (d)	45,083	38,730
Fannie Mae Pool #BF0547 3.00% 7/1/2061 (d)	27,740	24,485
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (d)	43,932	42,676
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (d)	14,391	12,364
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (d)	12,001	10,793
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (d)	14,332	12,888
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (d)	27,504	25,783
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 12/25/2026 (d)(e)	23,824	23,396
American Balanced Fund — Page 20 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (d)(e)	USD1,973	$1,948
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.163% 6/25/2027 (d)(e)	2,204	2,169
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (d)	202	178
Freddie Mac Pool #ZA1914 5.00% 12/1/2025 (d)	— (f)	— (f)
Freddie Mac Pool #ZA1927 5.00% 3/1/2026 (d)	1	1
Freddie Mac Pool #ZA1950 6.50% 8/1/2026 (d)	12	12
Freddie Mac Pool #ZS8832 5.00% 3/1/2027 (d)	— (f)	— (f)
Freddie Mac Pool #ZA1997 5.00% 4/1/2027 (d)	8	8
Freddie Mac Pool #C91130 6.50% 12/1/2027 (d)	18	18
Freddie Mac Pool #D97504 6.50% 12/1/2027 (d)	5	6
Freddie Mac Pool #C91150 6.50% 1/1/2028 (d)	21	22
Freddie Mac Pool #G16210 3.50% 6/1/2032 (d)	20	20
Freddie Mac Pool #ZA2384 3.50% 6/1/2035 (d)	141	137
Freddie Mac Pool #A56076 5.50% 1/1/2037 (d)	8	8
Freddie Mac Pool #C91917 3.00% 2/1/2037 (d)	5,233	4,966
Freddie Mac Pool #C91912 3.00% 2/1/2037 (d)	2,579	2,447
Freddie Mac Pool #G06028 5.50% 7/1/2037 (d)	119	123
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (d)	1,034	973
Freddie Mac Pool #G08248 5.50% 2/1/2038 (d)	32	33
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (d)	54	52
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (d)	5,390	5,119
Freddie Mac Pool #G04552 6.00% 9/1/2038 (d)	263	277
Freddie Mac Pool #G05979 5.50% 10/1/2038 (d)	15	16
Freddie Mac Pool #G05546 5.50% 7/1/2039 (d)	64	66
Freddie Mac Pool #A90351 4.50% 1/1/2040 (d)	96	95
Freddie Mac Pool #G05937 4.50% 8/1/2040 (d)	1,684	1,691
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (d)	82,711	71,932
Freddie Mac Pool #A97543 4.50% 3/1/2041 (d)	144	149
Freddie Mac Pool #A97669 4.50% 3/1/2041 (d)	117	118
Freddie Mac Pool #Q01190 4.50% 6/1/2041 (d)	69	69
Freddie Mac Pool #Q01160 5.00% 6/1/2041 (d)	113	115
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (d)	2,010	1,749
Freddie Mac Pool #Q03821 4.50% 10/1/2041 (d)	231	231
Freddie Mac Pool #Q03795 4.50% 10/1/2041 (d)	16	15
Freddie Mac Pool #Q11220 3.50% 9/1/2042 (d)	339	321
Freddie Mac Pool #V80026 3.00% 4/1/2043 (d)	22	20
Freddie Mac Pool #G07921 3.50% 4/1/2043 (d)	281	266
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (d)	167	163
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (d)	127	123
Freddie Mac Pool #Q26734 4.00% 6/1/2044 (d)	1,417	1,378
Freddie Mac Pool #SD0480 3.50% 6/1/2045 (d)	7,054	6,660
Freddie Mac Pool #760014 4.639% 8/1/2045 (d)(e)	554	553
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (d)	2,865	2,770
Freddie Mac Pool #G60344 4.00% 12/1/2045 (d)	2,734	2,650
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (d)	10,652	9,824
Freddie Mac Pool #Q40476 4.00% 4/1/2046 (d)	2,281	2,198
Freddie Mac Pool #Q40458 4.00% 4/1/2046 (d)	510	491
Freddie Mac Pool #G60744 3.50% 7/1/2046 (d)	1,418	1,330
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (d)	247	246
Freddie Mac Pool #V82628 4.00% 9/1/2046 (d)	6,277	6,048
Freddie Mac Pool #760015 3.726% 1/1/2047 (d)(e)	3,787	3,703
Freddie Mac Pool #G60928 4.50% 4/1/2047 (d)	1,870	1,859
Freddie Mac Pool #ZS4726 3.50% 7/1/2047 (d)	19	18
Freddie Mac Pool #G08775 4.00% 8/1/2047 (d)	8,673	8,324
American Balanced Fund — Page 21 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G61295 3.50% 9/1/2047 (d)	USD4,515	$4,244
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (d)	116	109
Freddie Mac Pool #V83507 4.00% 10/1/2047 (d)	1,391	1,339
Freddie Mac Pool #G61733 3.00% 12/1/2047 (d)	13,583	12,341
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (d)	13,305	12,397
Freddie Mac Pool #G61662 3.50% 2/1/2048 (d)	4,261	3,981
Freddie Mac Pool #Q54547 4.00% 3/1/2048 (d)	6,774	6,516
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (d)	24	24
Freddie Mac Pool #G61628 3.50% 9/1/2048 (d)	4,649	4,347
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	2,139	2,116
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (d)	2,889	2,776
Freddie Mac Pool #V85664 3.50% 6/1/2049 (d)	21,167	19,746
Freddie Mac Pool #SD7506 4.00% 9/1/2049 (d)	35,251	33,905
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (d)	7,260	6,790
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (d)	521	499
Freddie Mac Pool #QA5118 3.50% 12/1/2049 (d)	28,577	26,490
Freddie Mac Pool #QB1968 2.50% 7/1/2050 (d)	8,049	6,802
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (d)	2,685	2,269
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (d)	1,596	1,417
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (d)	13,135	10,730
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (d)	109	93
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (d)	46	38
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (d)	5,443	4,828
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (d)	13,563	11,105
Freddie Mac Pool #QB4072 2.50% 10/1/2050 (d)	1,901	1,607
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (d)	83,665	68,602
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (d)	76,978	62,697
Freddie Mac Pool #QB4886 2.00% 11/1/2050 (d)	332	269
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (d)	16,953	14,442
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (d)	15,784	13,425
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (d)	1,509	1,218
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (d)	363	294
Freddie Mac Pool #QB6100 2.00% 12/1/2050 (d)	194	157
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (d)	7,925	6,695
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (d)	334	284
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (d)	19,452	15,880
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (d)	592	479
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (d)	13,654	11,178
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (d)	5,010	4,078
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (d)	971	784
Freddie Mac Pool #SD1729 2.50% 2/1/2051 (d)	42,122	35,872
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (d)	67	56
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (d)	40,189	32,683
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (d)	423	357
Freddie Mac Pool #SD0578 2.50% 3/1/2051 (d)	66	56
Freddie Mac Pool #RA4912 3.00% 3/1/2051 (d)	939	827
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (d)	12,150	10,249
Freddie Mac Pool #QC0292 2.50% 4/1/2051 (d)	8,784	7,465
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (d)	460	388
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (d)	437	369
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (d)	102	86
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (d)	10,144	8,302
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	740	597
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (d)	570	460
American Balanced Fund — Page 22 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (d)	USD273	$220
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (d)	264	213
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (d)	181,687	154,727
Freddie Mac Pool #RA5219 2.50% 5/1/2051 (d)	10,251	8,702
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (d)	830	701
Freddie Mac Pool #QC1924 2.50% 5/1/2051 (d)	432	364
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (d)	3,373	2,991
Freddie Mac Pool #QC2901 2.00% 6/1/2051 (d)	1,348	1,088
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (d)	1,883	1,591
Freddie Mac Pool #SI2032 2.50% 6/1/2051 (d)	443	374
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (d)	292	246
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (d)	376	331
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (d)	15,309	12,914
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (d)	1,535	1,295
Freddie Mac Pool #QC4231 2.50% 7/1/2051 (d)	457	386
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (d)	13,124	11,790
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (d)	18,403	15,524
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (d)	4,826	4,078
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (d)	991	836
Freddie Mac Pool #QC5142 2.50% 8/1/2051 (d)	116	98
Freddie Mac Pool #SD0665 3.00% 8/1/2051 (d)	17,649	15,665
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (d)	58,405	50,307
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (d)	56,202	48,054
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (d)	15,021	12,898
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (d)	4,738	3,997
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (d)	1,477	1,246
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (d)	932	786
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (d)	833	703
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (d)	799	674
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (d)	744	630
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (d)	341	288
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (d)	26	22
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (d)	18,561	16,600
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (d)	3,219	2,855
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (d)	8,585	6,966
Freddie Mac Pool #QC8489 2.50% 10/1/2051 (d)	47,443	40,649
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (d)	14,124	11,929
Freddie Mac Pool #QC8618 2.50% 10/1/2051 (d)	6,123	5,198
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (d)	1,476	1,245
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (d)	764	645
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (d)	541	456
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (d)	200	169
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (d)	46,714	41,414
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (d)	4,203	3,756
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (d)	1,067	866
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (d)	204,340	176,009
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (d)	227	192
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (d)	3,639	3,227
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (d)	2,558	2,074
Freddie Mac Pool #QD3473 2.00% 12/1/2051 (d)	278	224
Freddie Mac Pool #QD2074 2.00% 12/1/2051 (d)	102	82
Freddie Mac Pool #QD2433 2.00% 12/1/2051 (d)	37	30
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (d)	73,682	62,156
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (d)	57,313	49,082
American Balanced Fund — Page 23 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (d)	USD3,488	$2,946
Freddie Mac Pool #QD3540 2.50% 12/1/2051 (d)	2,554	2,167
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (d)	30	25
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (d)	7,836	6,909
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (d)	1,568	1,379
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (d)	1,054	928
Freddie Mac Pool #SD2152 3.00% 12/1/2051 (d)	125	110
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (d)	13,739	11,087
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (d)	399	322
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (d)	23,061	19,568
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (d)	7,601	6,525
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (d)	5,592	4,725
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (d)	2,896	2,449
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (d)	572	483
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (d)	8,818	7,876
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (d)	16,268	13,128
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (d)	5,944	4,813
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (d)	1,960	1,582
Freddie Mac Pool #QD8489 2.00% 2/1/2052 (d)	1,503	1,217
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	766	620
Freddie Mac Pool #QD7213 2.00% 2/1/2052 (d)	315	255
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (d)	1,177	996
Freddie Mac Pool #QD6813 2.50% 2/1/2052 (d)	534	456
Freddie Mac Pool #QD7397 2.50% 2/1/2052 (d)	439	374
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (d)	414	350
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (d)	65	55
Freddie Mac Pool #RA6865 2.50% 2/1/2052 (d)	49	42
Freddie Mac Pool #RA6664 3.00% 2/1/2052 (d)	88,345	78,156
Freddie Mac Pool #QD6553 3.00% 2/1/2052 (d)	414	364
Freddie Mac Pool #SD2321 3.00% 2/1/2052 (d)	230	203
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (d)	4,135	3,808
Freddie Mac Pool #QD8873 3.50% 2/1/2052 (d)	12	11
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (d)	33,405	27,073
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (d)	4,153	3,363
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (d)	2,226	1,796
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (d)	977	788
Freddie Mac Pool #QD8143 2.00% 3/1/2052 (d)	448	363
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (d)	113	91
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (d)	774	653
Freddie Mac Pool #QD9657 2.50% 3/1/2052 (d)	670	567
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (d)	138	117
Freddie Mac Pool #RA8942 2.50% 3/1/2052 (d)	127	107
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (d)	34	29
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (d)	41,239	36,889
Freddie Mac Pool #QD7983 3.50% 3/1/2052 (d)	149	137
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (d)	31,711	27,259
Freddie Mac Pool #QE0327 2.50% 4/1/2052 (d)	2,080	1,756
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (d)	1,868	1,575
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (d)	1,256	1,063
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (d)	1,153	976
Freddie Mac Pool #QE0407 2.50% 4/1/2052 (d)	367	312
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (d)	358	304
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (d)	265	224
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (d)	91	77
American Balanced Fund — Page 24 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (d)	USD65	$55
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (d)	35	30
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (d)	24	20
Freddie Mac Pool #QD9576 3.00% 4/1/2052 (d)	8,579	7,558
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (d)	142	125
Freddie Mac Pool #QE0305 3.00% 4/1/2052 (d)	25	22
Freddie Mac Pool #QE0777 3.50% 4/1/2052 (d)	10,503	9,605
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (d)	10,077	8,167
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (d)	699	590
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (d)	459	387
Freddie Mac Pool #QE1859 2.50% 5/1/2052 (d)	354	300
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (d)	198	168
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (d)	66,075	58,210
Freddie Mac Pool #QE5296 3.00% 5/1/2052 (d)	4,686	4,127
Freddie Mac Pool #QE2327 3.00% 5/1/2052 (d)	83	73
Freddie Mac Pool #QE2333 3.00% 5/1/2052 (d)	55	49
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)	1,082	990
Freddie Mac Pool #RA7399 4.00% 5/1/2052 (d)	30,383	28,870
Freddie Mac Pool #QE2335 4.00% 5/1/2052 (d)	28,002	26,606
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (d)	42,202	34,234
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (d)	12,717	10,302
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (d)	4,420	3,586
Freddie Mac Pool #SD1556 2.00% 6/1/2052 (d)	200	162
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (d)	860	727
Freddie Mac Pool #QE5159 2.50% 6/1/2052 (d)	290	245
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (d)	278	235
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (d)	59,516	52,375
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (d)	2,505	2,203
Freddie Mac Pool #SD4120 3.00% 6/1/2052 (d)	1,421	1,250
Freddie Mac Pool #QE4036 3.00% 6/1/2052 (d)	496	437
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (d)	37,094	35,631
Freddie Mac Pool #RA7468 4.00% 6/1/2052 (d)	5,919	5,595
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (d)	727	687
Freddie Mac Pool #SD1288 4.00% 6/1/2052 (d)	257	243
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (d)	809	808
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (d)	1,345	1,135
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (d)	154	130
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (d)	58	49
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (d)	34	28
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (d)	48,161	42,361
Freddie Mac Pool #SD4520 3.50% 7/1/2052 (d)	366	335
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (d)	1,022	827
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (d)	223	188
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (d)	21,020	18,692
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (d)	25	22
Freddie Mac Pool #SD3324 3.50% 8/1/2052 (d)	415	380
Freddie Mac Pool #SD1766 4.00% 8/1/2052 (d)	12,149	11,545
Freddie Mac Pool #SD1441 4.00% 8/1/2052 (d)	1,491	1,410
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (d)	53	50
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (d)	7,672	7,511
Freddie Mac Pool #SD6082 2.50% 9/1/2052 (d)	770	650
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (d)	611	518
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (d)	293	248
Freddie Mac Pool #SD5931 2.50% 9/1/2052 (d)	40	34
American Balanced Fund — Page 25 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (d)	USD11,621	$10,226
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (d)	538	492
Freddie Mac Pool #QF0323 4.00% 9/1/2052 (d)	823	777
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (d)	220	208
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (d)	8,467	8,287
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (d)	5,081	4,953
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (d)	4,365	4,257
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (d)	49,089	49,017
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (d)	1,536	1,300
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (d)	2,394	2,107
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (d)	1,341	1,268
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (d)	1,133	1,071
Freddie Mac Pool #QF2221 4.00% 10/1/2052 (d)	944	892
Freddie Mac Pool #QF1489 4.00% 10/1/2052 (d)	14	13
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (d)	6,344	6,186
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	3,422	3,337
Freddie Mac Pool #SD8265 4.00% 11/1/2052 (d)	358	339
Freddie Mac Pool #SD1897 4.50% 11/1/2052 (d)	126,416	125,736
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (d)	22,004	21,910
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	18,852	18,379
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (d)	2,946	2,593
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (d)	350	308
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (d)	33,681	32,822
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	40,753	40,633
Freddie Mac Pool #QF5340 5.00% 12/1/2052 (d)	23,045	22,984
Freddie Mac Pool #QF5830 5.00% 12/1/2052 (d)	1,128	1,126
Freddie Mac Pool #RA8303 5.50% 12/1/2052 (d)	31,450	31,969
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (d)	4,877	4,932
Freddie Mac Pool #QF4136 5.50% 12/1/2052 (d)	1,262	1,277
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (d)	10,965	11,311
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	22,294	21,730
Freddie Mac Pool #QF5672 5.00% 1/1/2053 (d)	119,021	118,650
Freddie Mac Pool #SD2571 5.00% 1/1/2053 (d)	11,753	11,745
Freddie Mac Pool #QF5717 5.00% 1/1/2053 (d)	1,205	1,201
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	335	334
Freddie Mac Pool #QF5394 5.50% 1/1/2053 (d)	1,330	1,347
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (d)	1,178	1,193
Freddie Mac Pool #QF5251 5.50% 1/1/2053 (d)	592	600
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (d)	257	260
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (d)	48	41
Freddie Mac Pool #QF8523 4.00% 2/1/2053 (d)	1,314	1,241
Freddie Mac Pool #RA8534 5.00% 2/1/2053 (d)	151,475	151,014
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (d)	31,469	31,923
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (d)	3,299	3,343
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (d)	2,676	2,709
Freddie Mac Pool #QF7048 5.50% 2/1/2053 (d)	76	77
Freddie Mac Pool #QF8056 6.00% 2/1/2053 (d)	19,424	19,929
Freddie Mac Pool #QF8050 6.00% 2/1/2053 (d)	7,142	7,331
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (d)	1,558	1,474
Freddie Mac Pool #RA8666 4.00% 3/1/2053 (d)	874	826
Freddie Mac Pool #QF8926 4.50% 3/1/2053 (d)	3,332	3,259
Freddie Mac Pool #QF8936 4.50% 3/1/2053 (d)	164	160
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (d)	15,839	16,037
Freddie Mac Pool #QF8552 5.50% 3/1/2053 (d)	442	448
American Balanced Fund — Page 26 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (d)	USD73	$74
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (d)	63	64
Freddie Mac Pool #QF9619 6.00% 3/1/2053 (d)	996	1,021
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	10,254	10,255
Freddie Mac Pool #SD3314 5.50% 4/1/2053 (d)	50,439	51,130
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (d)	7,185	7,279
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (d)	233	236
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (d)	48	48
Freddie Mac Pool #RA9338 2.50% 5/1/2053 (d)	19	16
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (d)	19,322	18,249
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (d)	586	553
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (d)	3,436	3,349
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (d)	270,158	268,569
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	153,859	155,851
Freddie Mac Pool #SD2882 5.50% 5/1/2053 (d)	46,572	47,173
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (d)	27,126	27,477
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (d)	22,502	23,115
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (d)	5,642	5,323
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (d)	87,334	87,041
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	15,849	16,041
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (d)	13,681	13,852
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (d)	2,123	2,154
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (d)	35,536	36,481
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	12,891	13,300
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (d)	11,274	11,556
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (d)	7,678	7,922
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (d)	6,285	6,535
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	2,621	2,730
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (d)	2,331	2,428
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	2,185	2,297
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	2,143	2,254
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	1,505	1,585
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	1,170	1,227
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	730	757
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	640	681
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (d)	17,199	16,233
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	253	252
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	42,886	43,372
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (d)	9,845	9,982
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (d)	18,800	19,365
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	606	628
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	454	466
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (d)	916	774
Freddie Mac Pool #QG9068 3.00% 8/1/2053 (d)	5,760	5,065
Freddie Mac Pool #RA9734 3.00% 8/1/2053 (d)	39	34
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (d)	88,915	88,613
Freddie Mac Pool #QG8374 5.50% 8/1/2053 (d)	28,064	28,415
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (d)	20,591	20,931
Freddie Mac Pool #QG9352 6.00% 8/1/2053 (d)	12,930	13,341
Freddie Mac Pool #SD6818 6.00% 8/1/2053 (d)	492	504
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	308	315
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (d)	49	41
Freddie Mac Pool #SD4553 3.00% 9/1/2053 (d)	58	51
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	34,674	35,045
American Balanced Fund — Page 27 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (d)	USD52,843	$54,610
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (d)	13,473	13,859
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	5,974	6,124
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (d)	129,377	133,843
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (d)	9,101	8,018
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (d)	8,822	7,772
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (d)	2,615	2,302
Freddie Mac Pool #SD4122 3.00% 10/1/2053 (d)	408	359
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (d)	56	53
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	43,590	43,421
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (d)	36,474	36,912
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	533	554
Freddie Mac Pool #QH6797 4.00% 12/1/2053 (d)	138	130
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (d)	8,527	8,798
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (d)	58,701	57,130
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (d)	8,952	9,322
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	3,859	4,001
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (d)	613	635
Freddie Mac Pool #SD8413 4.00% 2/1/2054 (d)	160	151
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	124	126
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (d)	19,787	20,258
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (d)	11,614	11,979
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	9,351	9,569
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (d)	4,613	4,725
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (d)	24,376	25,399
Freddie Mac Pool #SD8424 4.00% 3/1/2054 (d)	532	502
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	44,967	45,432
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (d)	24,146	24,734
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (d)	2,679	2,776
Freddie Mac Pool #RJ1263 5.50% 4/1/2054 (d)	25,105	25,369
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	14,449	14,687
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	10,455	10,563
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (d)	15,897	16,380
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (d)	10,235	10,543
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	6,123	6,313
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (d)	4,809	5,031
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (d)	16,023	16,297
Freddie Mac Pool #QI5819 5.50% 5/1/2054 (d)	56	57
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (d)	11,608	11,918
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	7,658	7,901
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	6,101	6,244
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (d)	7,884	8,193
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (d)	4,829	5,032
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	29,058	29,498
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	3,753	3,815
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	12,294	12,625
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	684	704
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	483	499
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (d)	345	353
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (d)	95	98
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (d)	4,518	4,707
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (d)	3,379	3,512
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (d)	2,248	2,330
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (d)	1,034	1,081
American Balanced Fund — Page 28 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (d)	USD206	$205
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	17,147	17,315
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	6,382	6,463
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	5,936	6,005
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	76,768	78,823
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	54,713	56,696
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (d)	21,944	22,438
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	20,881	21,532
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	11,528	11,819
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	7,576	7,761
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	4,594	4,700
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	3,403	3,490
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (d)	61,027	63,104
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	11,082	11,483
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (d)	4,309	4,490
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (d)	10,839	10,802
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (d)	7,952	7,944
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (d)	6,926	6,884
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (d)	5,462	5,439
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	38,319	38,782
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	24,139	24,406
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	22,119	22,376
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	12,595	12,803
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	3,893	3,942
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	120,449	124,276
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	97,514	99,988
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	55,484	56,849
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	12,232	12,582
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	6,044	6,182
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (d)	3,882	3,973
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (d)	878	899
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	18,619	19,408
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (d)	15,972	16,505
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (d)	9,890	10,309
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	7,320	7,618
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	4,199	4,350
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (d)	3,594	3,762
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (d)	2,503	2,608
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	8,796	8,881
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (d)	7,294	7,382
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	4,416	4,490
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	3,055	3,109
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	2,771	2,803
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	2,387	2,412
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	1,964	1,984
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	48,686	49,925
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (d)	34,149	35,219
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	23,322	24,006
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	21,693	22,382
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	20,624	21,324
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	13,260	13,587
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	795	813
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (d)	218	223
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (d)	3,269	3,407
American Balanced Fund — Page 29 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	USD1,934	$2,007
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (d)	1,744	1,811
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (d)	1,445	1,499
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	960	997
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	929	968
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	498	516
Freddie Mac Pool #QJ5728 4.00% 10/1/2054 (d)	3,040	2,868
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (d)	5,635	5,606
Freddie Mac Pool #RJ2622 5.50% 10/1/2054 (d)	136,725	138,950
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	8,595	8,677
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (d)	7,053	7,257
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (d)	1,360	1,392
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (d)	275	281
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (d)	40	41
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (d)	262	272
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (d)	2,373	2,238
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (d)	22,102	21,506
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	4,077	3,960
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (d)	23,320	23,155
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	313,130	316,101
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	58,597	59,245
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (d)	45,838	46,309
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (d)	11,100	11,357
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (d)	10,990	11,242
Freddie Mac Pool #QJ9686 6.00% 11/1/2054 (d)	1,465	1,499
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (d)	67	69
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (d)	37	38
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (d)	43,878	43,694
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (d)	43,744	43,472
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (d)	10,802	10,749
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (d)	3,574	3,556
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (d)	14,093	14,324
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (d)	9,865	9,987
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (d)	6,292	6,370
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	2,521	2,544
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	196	198
Freddie Mac Pool #QX1233 6.00% 12/1/2054 (d)	9,637	9,856
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (d)	7,273	7,464
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (d)	1,905	1,948
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (d)	275	281
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (d)	93	95
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (d)	48,186	48,791
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (d)	15,818	15,963
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (d)	4,120	4,171
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (d)	153,323	157,911
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (d)	44,810	46,133
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	35,416	36,221
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	14,350	14,675
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (d)	1,746	1,801
Freddie Mac Pool #RJ3860 6.00% 1/1/2055 (d)	186	190
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (d)	10,641	10,330
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (d)	21,643	21,841
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	23,310	23,849
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (d)	11,503	11,868
American Balanced Fund — Page 30 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX7714 6.00% 2/1/2055 (d)	USD945	$967
Freddie Mac Pool #QX5767 6.00% 2/1/2055 (d)	759	777
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	289	295
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	735	741
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (d)	294	296
Freddie Mac Pool #QX8321 5.50% 3/1/2055 (d)	246	248
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (d)	13,396	13,701
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (d)	9,311	9,533
Freddie Mac Pool #QX7992 6.00% 3/1/2055 (d)	31	32
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (d)	31	31
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (d)	81,205	83,996
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (d)	4,194	3,955
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	9,342	9,284
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (d)	427	431
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	52,025	53,196
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (d)	41,309	42,255
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	19,839	20,293
Freddie Mac Pool #QY1610 6.00% 4/1/2055 (d)	9,781	10,004
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (d)	9,122	9,325
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (d)	1,788	1,830
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (d)	618	632
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (d)	192	197
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (d)	47	48
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	2,917	2,895
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	59,959	60,494
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (d)	1,700	1,715
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	4,956	5,067
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (d)	1,242	1,270
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (d)	1,159	1,185
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (d)	761	779
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (d)	421	430
Freddie Mac Pool #QY3404 6.00% 5/1/2055 (d)	78	79
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (d)	69	70
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (d)	28	28
Freddie Mac Pool #QY4120 6.00% 5/1/2055 (d)	27	28
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (d)	365	345
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	3,282	3,257
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (d)	81,047	81,771
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (d)	886	906
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	66,279	66,871
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (d)	212,030	216,755
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	2,948	3,017
Freddie Mac Pool #QY7743 6.00% 7/1/2055 (d)	913	933
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (d)	835	855
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (d)	734	751
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (d)	63,771	65,192
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (d)	46,895	47,941
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (d)	51,590	52,050
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (d)	49,523	44,547
Freddie Mac, Series T041, Class 3A, 4.404% 7/25/2032 (d)(e)	619	571
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (d)	29	30
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026 (d)	17,603	17,529
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (d)	45,775	48,067
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (d)	26,791	24,104
American Balanced Fund — Page 31 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (d)	USD11,551	$10,352
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)	11,729	11,054
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (d)	4,245	3,992
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (d)(e)	7,129	6,787
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	27,363	25,819
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(e)	26,304	24,697
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(e)	6,065	5,497
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	5,043	4,600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)(e)	15,631	15,237
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (d)	12,391	11,127
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (d)	42,807	41,386
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	27,311	25,323
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (d)	13,607	11,935
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (d)	5,525	5,412
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (d)	24,325	23,649
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (d)	20,285	19,834
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (d)	7,496	7,157
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (d)	3,699	3,416
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (d)	1,427	1,261
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (d)	9,915	9,620
Government National Mortgage Assn. 3.50% 10/1/2055 (d)(g)	60,007	54,722
Government National Mortgage Assn. 5.00% 10/1/2055 (d)(g)	39,474	39,271
Government National Mortgage Assn. 5.50% 10/1/2055 (d)(g)	70,204	70,738
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038 (d)	604	635
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041 (d)	2,546	2,462
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044 (d)	29	28
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045 (d)	53	52
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045 (d)	2,228	2,209
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046 (d)	17,219	15,624
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047 (d)	8,111	7,765
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047 (d)	1,451	1,389
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047 (d)	1,701	1,628
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047 (d)	13,744	13,157
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048 (d)	15,117	14,471
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048 (d)	16,665	15,479
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048 (d)	2,729	2,698
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048 (d)	351	336
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (d)	970	958
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049 (d)	16,905	15,583
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (d)	716	709
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049 (d)	285	282
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (d)	395	389
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (d)	3,301	3,249
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049 (d)	280	276
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (d)	103,532	85,700
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (d)	193	166
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (d)	90,472	74,861
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051 (d)	278	276
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (d)	6,404	6,339
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (d)	73,057	62,994
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (d)	17,587	15,028
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (d)	6,217	5,312
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (d)	2,023	1,725
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (d)	11,973	10,320
American Balanced Fund — Page 32 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (d)	USD57,557	$49,669
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (d)	1,729	1,487
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (d)	36,703	31,636
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (d)	542	468
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (d)	414	354
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (d)	35,483	31,710
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (d)	5,926	5,108
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (d)	26,933	24,070
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (d)	112,719	103,751
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (d)	324	280
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (d)	34,509	30,876
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (d)	20,089	18,398
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (d)	35,393	32,420
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (d)	194,213	184,387
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (d)	16,460	15,075
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (d)	1,809	1,721
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052 (d)	19,169	18,177
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (d)	17,150	16,295
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (d)	11,043	10,479
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (d)	686	686
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053 (d)	610	546
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (d)	17,282	16,843
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (d)	37,153	37,075
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053 (d)	26,956	26,889
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (d)	44,923	43,701
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (d)	130,902	130,521
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (d)	54,799	51,845
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (d)	104	95
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (d)	31,705	31,975
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (d)	3,390	3,418
Government National Mortgage Assn. Pool #MB0363 4.00% 5/20/2055 (d)	41,938	39,459
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (d)	60,833	61,352
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (d)	6,292	6,348
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (d)	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	30,734	22,889
Uniform Mortgage-Backed Security 2.00% 10/1/2040 (d)(g)	109,756	100,901
Uniform Mortgage-Backed Security 2.50% 10/1/2040 (d)(g)	38,062	35,808
Uniform Mortgage-Backed Security 3.50% 10/1/2040 (d)(g)	40,000	38,758
Uniform Mortgage-Backed Security 4.00% 10/1/2040 (d)(g)	41,500	40,821
Uniform Mortgage-Backed Security 2.00% 11/1/2040 (d)(g)	19,244	17,704
Uniform Mortgage-Backed Security 2.50% 11/1/2040 (d)(g)	9,939	9,355
Uniform Mortgage-Backed Security 2.00% 10/1/2055 (d)(g)	18,054	14,556
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (d)(g)	141,519	119,251
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (d)(g)	167,234	152,811
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (d)(g)	86,150	81,205
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (d)(g)	211,582	205,254
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (d)(g)	860,955	868,182
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (d)(g)	128,486	131,280
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (d)(g)	124,770	128,955
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (d)(g)	10,469	10,952
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (d)(g)	36,393	29,342
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (d)(g)	646,613	544,971
Uniform Mortgage-Backed Security 3.00% 11/1/2055 (d)(g)	226,000	198,553
Uniform Mortgage-Backed Security 3.50% 11/1/2055 (d)(g)	469,540	428,917
American Balanced Fund — Page 33 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 11/1/2055 (d)(g)	USD148,248	$139,703
Uniform Mortgage-Backed Security 5.00% 11/1/2055 (d)(g)	180,000	178,414
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (d)(g)	565,163	569,487
Uniform Mortgage-Backed Security 6.00% 11/1/2055 (d)(g)	352,672	360,244
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (d)(g)	323,996	335,053
		23,357,536
Commercial mortgage-backed securities 1.21%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.894% 6/15/2040 (d)(e)(h)	78,778	79,303
AMSR Trust, Series 2025-SFR2, Class A, 4.357% 11/17/2030 (4.275% on 12/1/2025) (d)(h)(i)	22,260	21,990
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (d)(h)	4,557	4,424
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (d)(h)	21,941	21,690
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(h)	14,005	13,477
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (d)(h)	3,802	3,584
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (d)(h)	3,834	3,584
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (d)(h)	3,167	3,016
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.842% 7/15/2041 (d)(e)(h)	3,356	3,369
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (d)(e)(h)	8,855	9,028
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 3/15/2032 (d)(e)	5,000	5,281
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (d)(e)	6,319	6,400
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (d)	3,422	3,382
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (d)	405	397
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (d)	5,575	5,472
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (d)	2,860	2,936
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(e)	4,739	4,928
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (d)	21,470	22,660
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(e)	6,605	7,068
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (d)	27,528	28,671
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (d)	9,565	10,045
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (d)	53,342	56,146
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(e)	24,048	25,339
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(e)	13,271	13,851
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (d)(e)	29,769	31,083
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (d)	795	785
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (d)	486	478
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (d)(e)	9,618	9,592
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (d)	5,772	5,458
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (d)	8,720	8,359
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (d)	17,962	16,388
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (d)(e)	1,960	1,945
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (d)	13,312	13,889
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (d)(e)	7,890	8,501
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (d)	12,680	13,127
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class A4, 5.839% 3/15/2058 (d)	28,245	29,789
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (d)	11,250	11,100
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(e)	3,812	3,766
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (d)	9,988	9,869
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (d)	17,048	15,315
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(e)	11,156	11,189
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (d)	21,652	19,072
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (d)	3,950	3,482
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (d)	6,710	5,704
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (d)	2,138	1,916
American Balanced Fund — Page 34 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054 (d)	USD4,870	$4,290
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055 (d)	8,840	7,885
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (d)(e)	8,696	9,200
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (d)	20,440	21,420
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (d)	13,310	14,071
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (d)	8,000	7,560
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (d)	12,602	13,099
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(e)	4,080	4,250
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (d)	4,287	4,416
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (d)(e)	23,565	24,817
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (d)	6,948	7,287
Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.738% 12/15/2057 (d)	5,540	5,808
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (d)	8,011	8,391
Benchmark Mortgage Trust, Series 2025-V15, Class A3, 5.805% 6/15/2058 (d)	48,077	50,740
Benchmark Mortgage Trust, Series 2025-V15, Class AS, 6.175% 6/15/2058 (d)	9,775	10,289
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.642% 8/15/2026 (d)(e)(h)	15,759	15,780
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (d)(e)	7,920	8,021
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (d)	4,929	5,201
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(e)	44,520	46,778
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (d)(e)	25,283	26,811
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(e)	2,210	2,358
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (d)(e)	26,680	28,809
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (d)	2,293	2,364
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (d)(e)	48,510	50,593
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(e)	10,030	10,441
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (d)	52,385	55,001
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(e)	3,714	3,907
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.522% 6/15/2041 (d)(e)(h)	14,969	15,005
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.071% 8/15/2041 (d)(e)(h)	18,000	18,107
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (d)(e)(h)	42,300	42,180
BX Commercial Mortgage Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 4.935% 6/15/2038 (d)(e)(h)	32,461	32,446
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.444% 12/15/2039 (d)(e)(h)	26,193	26,289
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.793% 12/15/2039 (d)(e)(h)	3,872	3,889
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2034 (d)(e)(h)	41,921	41,987
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.854% 9/15/2034 (d)(e)(h)	40,403	40,324
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.215% 9/15/2036 (d)(e)(h)	1,088	1,085
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.164% 10/15/2036 (d)(e)(h)	73,046	72,998
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.562% 10/15/2036 (d)(e)(h)	23,226	23,220
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.641% 4/15/2037 (d)(e)(h)	15,182	15,200
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.989% 4/15/2037 (d)(e)(h)	2,979	2,987
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.115% 11/15/2038 (d)(e)(h)	35,524	35,511
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.14% 1/17/2039 (d)(e)(h)	20,501	20,495
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.842% 8/15/2039 (d)(e)(h)	110,239	110,603
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.592% 4/15/2041 (d)(e)(h)	19,221	19,291
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (d)(e)(h)	62,992	64,107
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.592% 11/15/2041 (d)(e)(h)	46,193	46,311
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 11/15/2041 (d)(e)(h)	40,578	40,710
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.892% 11/15/2041 (d)(e)(h)	8,648	8,672
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.042% 11/15/2041 (d)(e)(h)	12,691	12,736
American Balanced Fund — Page 35 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(h)	USD9,605	$9,922
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.338% 3/15/2035 (d)(e)(h)	11,185	11,234
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.041% 7/15/2041 (d)(e)(h)	15,062	15,118
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.491% 7/15/2041 (d)(e)(h)	11,339	11,392
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.792% 8/15/2041 (d)(e)(h)	36,135	36,159
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (d)	12,890	12,646
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	20,000	20,881
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	55,899	57,652
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040 (d)(e)(h)	9,877	10,091
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (d)(e)(h)	4,900	4,965
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (d)	2,395	2,380
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (d)	800	790
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (d)(e)	1,000	958
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (d)(h)	36,773	38,114
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (d)(h)	7,074	7,350
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (d)(e)(h)	12,887	13,133
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (d)(e)(h)	5,439	5,652
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (d)	550	542
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (d)(e)(h)	43,974	44,839
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (d)(e)(h)	14,463	14,564
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (d)(e)(h)	13,140	13,283
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.345% 7/15/2038 (d)(e)(h)	19,502	19,517
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.645% 7/15/2038 (d)(e)(h)	12,140	12,152
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 5.965% 7/15/2038 (d)(e)(h)	9,238	9,249
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.515% 7/15/2038 (d)(e)(h)	4,066	4,072
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (d)(e)(h)	21,564	21,591
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.75% 10/15/2042 (d)(e)(h)	3,901	3,911
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 6.00% 10/15/2042 (d)(e)(h)	3,351	3,359
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.75% 10/15/2042 (d)(e)(h)	5,829	5,844
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (d)(h)	25,086	24,970
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038 (d)(h)	3,694	3,599
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (d)(h)	14,293	14,241
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (d)(e)(h)	16,204	16,231
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (d)(h)	12,117	12,399
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.961% 8/15/2039 (d)(e)(h)	18,000	18,056
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (d)(h)	21,824	19,417
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.841% 5/15/2041 (d)(e)(h)	46,773	46,922
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (d)(e)(h)	5,265	5,270
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (d)(e)(h)	9,579	9,616
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (d)	11,268	11,037
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (d)(e)	3,052	2,943
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (d)	405	397
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (d)	19,842	18,172
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (d)	9,914	8,747
American Balanced Fund — Page 36 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (d)(e)(h)	USD35,922	$35,993
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.893% 3/15/2042 (d)(e)(h)	8,085	8,104
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.192% 3/15/2042 (d)(e)(h)	1,267	1,271
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (d)(e)(h)	5,432	5,455
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(h)	83,270	86,260
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(h)	2,956	3,000
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(h)	87,371	90,373
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.50% 3/15/2042 (d)(e)(h)	19,965	19,991
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (d)(h)	5,767	5,601
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (d)	2,520	2,484
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (d)	930	910
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(h)	34,220	30,855
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (d)(h)	8,773	7,745
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (d)(e)(h)	2,318	1,936
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (d)(e)	8,015	7,933
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.743% 11/15/2039 (d)(e)(h)	12,547	12,585
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(h)	59,217	56,467
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.066% 4/15/2038 (d)(e)(h)	1,990	1,991
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (d)	235	231
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (d)	972	965
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (d)	2,490	2,464
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (d)(e)	1,460	1,372
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (d)(e)(h)	24,731	25,813
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (d)(e)(h)	7,031	7,076
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (d)(e)(h)	17,614	18,526
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (d)(e)(h)	2,463	2,568
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.842% 2/15/2042 (d)(e)(h)	11,881	11,878
SCG Hotel Issuer, Inc, Series 2025-SNIP, Class A, 5.75% 9/15/2030 (d)(e)(h)	7,027	7,058
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.542% 5/15/2039 (d)(e)(h)	23,537	23,506
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (d)(h)	21,946	19,532
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.995% 11/15/2038 (d)(e)(h)	21,779	21,764
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.15% 1/15/2039 (d)(e)(h)	54,009	53,960
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (d)(e)(h)	61,822	61,588
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.593% 2/15/2042 (d)(e)(h)	9,804	9,780
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.642% 11/15/2041 (d)(e)(h)	38,000	38,087
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.992% 11/15/2041 (d)(e)(h)	7,053	7,076
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.391% 11/15/2041 (d)(e)(h)	1,728	1,736
American Balanced Fund — Page 37 of 87

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (d)(e)(h)	USD4,145	$4,177
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (d)	455	447
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (d)	10,015	9,943
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (d)	4,008	3,811
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (d)(e)	11,670	11,178
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (d)	3,008	3,161
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (d)	11,965	12,608
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (d)(e)	15,633	16,428
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (d)	795	788
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.939% 11/15/2027 (d)(e)(h)	65,442	65,735
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (d)(e)(h)	8,656	8,815
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (d)(e)(h)	3,712	3,777
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (d)(e)(h)	5,353	5,391
		3,184,158
Collateralized mortgage-backed obligations (privately originated) 0.86%
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (d)(h)(i)	7,390	7,470
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(h)(i)	20,631	20,784
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (d)(h)(i)	17,159	17,247
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(e)(h)	3,462	3,138
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (d)(h)	284	273
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (d)(h)(i)	12,008	11,599
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (d)(h)(i)	7,622	7,403
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (d)(e)(h)	6,562	6,170
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (d)(e)(h)	2,225	2,101
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (d)(e)(h)	1,568	1,543
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (d)(h)	1,626	1,495
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (d)(h)(i)	26,266	26,573
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (d)(h)(i)	14,216	14,345
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (d)(h)(i)	35,650	35,937
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (d)(h)(i)	43,155	43,561
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(h)(i)	8,242	8,313
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (d)(h)(i)	7,867	7,945
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (d)(e)(h)	61	60
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	7,906	7,878
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(e)(h)	55,465	54,525
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (d)(h)(i)	5,601	5,530
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (d)(e)(h)	11,213	9,911
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (d)(e)(h)	7,122	6,391
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.902% 12/25/2033 (d)(e)	210	216
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (d)(e)(h)	22,003	21,031
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(h)(i)	14,385	14,317
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (d)(e)(h)	504	474
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (d)(h)(i)	5,096	5,176
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(h)(i)	9,121	9,182
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (d)(e)(h)	9,749	8,819
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (d)(e)(h)	6,588	6,595
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.756% 12/25/2042 (d)(e)(h)	28,207	28,876
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.656% 1/25/2043 (d)(e)(h)	USD16,301	$16,605
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.906% 5/25/2043 (d)(e)(h)	75,090	79,269
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.256% 6/25/2043 (d)(e)(h)	9,062	9,132
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.456% 6/25/2043 (d)(e)(h)	46,402	48,258
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.056% 7/25/2043 (d)(e)(h)	9,246	9,278
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 7.056% 7/25/2043 (d)(e)(h)	34,732	35,924
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.856% 10/25/2043 (d)(e)(h)	3,252	3,256
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.406% 1/25/2044 (d)(e)(h)	3,467	3,468
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 1/25/2044 (d)(e)(h)	6,104	6,163
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 2/25/2044 (d)(e)(h)	2,310	2,310
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 2/25/2044 (d)(e)(h)	6,661	6,725
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2044 (d)(e)(h)	1,527	1,528
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.006% 5/25/2044 (d)(e)(h)	3,348	3,360
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.506% 9/25/2044 (d)(e)(h)	6,134	6,157
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.956% 9/25/2044 (d)(e)(h)	3,843	3,852
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (d)(e)(h)	3,464	3,470
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (d)(e)(h)	5,383	5,387
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (d)	48	49
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (d)	155	159
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (d)	534	544
FARM Mortgage Trust, Series 2024-1, Class A1, 4.702% 10/1/2053 (d)(e)(h)	5,744	5,711
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (d)(e)(h)	10,503	10,517
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.195% 8/1/2054 (d)(e)(h)	6,966	6,916
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(h)	75,105	72,637
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (d)(e)(h)	14,435	11,964
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (d)(e)(h)	16,099	13,394
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.656% 2/25/2042 (d)(e)(h)	2,418	2,419
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.256% 4/25/2042 (d)(e)(h)	4,587	4,722
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.706% 5/25/2042 (d)(e)(h)	13,523	14,043
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.306% 6/25/2042 (d)(e)(h)	5,079	5,182
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.856% 6/25/2042 (d)(e)(h)	7,690	8,139
American Balanced Fund — Page 39 of 87

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (d)(e)(h)	USD1,386	$1,394
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.706% 2/25/2044 (d)(e)(h)	5,873	5,905
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2044 (d)(e)(h)	4,984	4,987
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.606% 5/25/2044 (d)(e)(h)	45,324	45,577
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.356% 10/25/2044 (d)(e)(h)	4,269	4,268
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.406% 10/25/2044 (d)(e)(h)	6,012	6,027
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.806% 10/25/2044 (d)(e)(h)	2,570	2,573
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (d)(e)(h)	9,082	9,093
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2045 (d)(e)(h)	6,358	6,377
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2045 (d)(e)(h)	5,562	5,573
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.32% 9/25/2045 (d)(e)(h)	4,966	4,981
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(h)(i)	4,513	4,570
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (d)(e)(h)	17,565	16,082
GCAT Trust, Series 2025-NQM4, Class A1, 0% 6/25/2070 (d)(h)(i)	5,062	5,110
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (d)(h)(i)	4,057	3,972
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(h)	13,319	12,940
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (d)(h)(i)	12,710	12,851
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (d)(h)(i)	6,699	6,767
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (d)(h)(i)	4,245	4,270
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (d)(h)(i)	6,500	6,502
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(e)(h)	90,284	92,455
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (d)(e)(h)	6,378	6,473
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (d)(h)	4,725	4,725
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (d)(h)(i)	9,331	9,337
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(h)(i)	15,477	15,621
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(h)(i)	19,652	19,732
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (d)(e)(h)	15,728	16,008
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(h)(i)	14,752	14,959
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (d)(e)(h)	444	437
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (d)(h)(i)	15,756	15,928
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	2,364	2,198
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.632% 3/25/2053 (d)(e)(h)	6,262	6,167
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (d)(h)(i)	3,959	3,977
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(h)(i)	19,776	19,960
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.687% 4/25/2053 (d)(e)(h)	8,667	8,541
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (d)(h)(i)	35,579	35,288
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(h)(i)	41,507	41,476
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(h)(i)	11,824	11,950
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (d)(h)(i)	18,540	18,748
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (d)(h)(i)	5,833	5,929
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(h)(i)	USD6,390	$6,479
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (d)(h)(i)	28,346	28,733
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (d)(h)(i)	35,016	35,533
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (d)(h)(i)	19,322	19,369
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (d)(h)(i)	10,944	11,065
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (d)(h)(i)	11,172	11,278
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(h)(i)	26,198	26,486
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(h)(i)	39,924	40,289
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (d)(h)(i)	13,830	13,953
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (d)(h)(i)	30,211	30,223
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (d)(h)(i)	14,314	14,344
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (d)(e)(h)	7,616	7,756
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (d)(e)(h)	13,951	12,454
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (d)(h)	12,820	12,151
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (d)(h)	8,057	7,619
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(h)	18,807	18,518
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (d)(h)	7,400	7,267
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (d)(h)	17,190	16,604
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (d)(h)	14,438	13,892
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (d)(e)(h)	5,757	5,421
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (d)(e)(h)	3,551	3,395
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (d)(h)	8,405	8,010
Progress Residential Trust, Series 2025-SFR1, Class B, 3.65% 2/17/2042 (d)(h)	8,757	8,361
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (d)(h)	6,360	6,021
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(h)	17,465	16,561
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(h)(i)	9,908	9,560
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (d)(e)(h)	16,411	16,500
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.90% 10/17/2041 (d)(e)(h)	40,232	40,397
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (d)(e)(h)	7,485	7,510
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054 (d)(e)(h)	274	273
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.995% 5/25/2055 (d)(e)(h)	9,945	9,829
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (d)(e)(h)	3,453	3,437
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (d)(e)(h)	8,460	8,328
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (d)(e)(h)	9,394	9,286
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (d)(e)(h)	10,008	9,877
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (d)(e)(h)	3,882	3,849
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (d)(e)(h)	1,437	1,415
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(h)	402	367
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.718% 11/25/2060 (d)(e)(h)	6,124	5,975
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(h)	14,190	13,783
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.027% 7/25/2065 (d)(e)(h)	5,673	5,740
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.027% 7/25/2065 (d)(e)(h)	2,392	2,411
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (d)(h)	2,163	2,120
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (d)(h)	24,817	24,634
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (d)(h)	3,428	3,441
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(h)	7,964	8,004
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(h)	1,718	1,717
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (d)(h)	3,452	3,471
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (d)(h)	5,749	5,741
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (d)(h)	1,893	1,888
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (d)(h)	33,565	33,537
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (d)(h)	9,692	9,682
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (d)(h)	USD27,301	$27,094
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (d)(h)(i)	20,628	20,817
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (d)(h)(i)	7,230	7,229
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (d)(h)(i)	1,751	1,755
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (d)(h)(i)	4,156	4,172
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(h)(i)	15,376	15,490
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (d)(h)(i)	35,876	36,278
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (d)(h)(i)	22,602	22,934
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(h)(i)	7,609	7,718
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (d)(h)(i)	2,629	2,667
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(h)(i)	3,300	3,350
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (d)(h)(i)	9,044	9,139
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (d)(h)(i)	2,817	2,846
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (d)(e)(h)	5,241	5,253
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (d)(h)(i)	13,816	13,832
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (d)(e)(h)	13,844	13,928
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (d)(h)(i)	4,871	4,900
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	12,347	12,439
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (d)(e)(h)	49,690	50,183
Verus Securitization Trust, Series 2025-1, Class A2, 5.773% 1/25/2070 (6.773% on 1/1/2029) (d)(h)(i)	6,474	6,529
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(h)(i)	20,163	20,267
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (d)(h)(i)	22,497	22,488
		2,251,006
Total mortgage-backed obligations		28,792,700
U.S. Treasury bonds & notes 7.43% U.S. Treasury 5.91%
U.S. Treasury 5.00% 10/31/2025	17,600	17,612
U.S. Treasury 0.375% 11/30/2025	20,000	19,881
U.S. Treasury 4.00% 2/15/2026	10,457	10,461
U.S. Treasury 4.625% 2/28/2026	4,579	4,592
U.S. Treasury 2.25% 3/31/2026	8,973	8,905
U.S. Treasury 3.75% 4/15/2026	72,000	71,982
U.S. Treasury 3.625% 5/15/2026	785	784
U.S. Treasury 4.375% 7/31/2026	51,356	51,610
U.S. Treasury 0.75% 8/31/2026	37	36
U.S. Treasury 4.625% 9/15/2026	13,790	13,906
U.S. Treasury 0.875% 9/30/2026	405	394
U.S. Treasury 3.50% 9/30/2026	36,865	36,792
U.S. Treasury 1.125% 10/31/2026	13,564	13,195
U.S. Treasury 2.00% 11/15/2026	47,200	46,314
U.S. Treasury 6.50% 11/15/2026	39,650	40,987
U.S. Treasury 2.25% 2/15/2027	1,900	1,864
U.S. Treasury 4.125% 2/15/2027	7,942	7,989
U.S. Treasury 1.125% 2/28/2027	930	898
U.S. Treasury 2.375% 5/15/2027	734	719
U.S. Treasury 3.25% 6/30/2027	182,903	181,738
U.S. Treasury 3.875% 7/31/2027 (c)	1,075,421	1,079,886
U.S. Treasury 6.375% 8/15/2027	35,690	37,472
U.S. Treasury 3.50% 9/30/2027	163,100	162,762
U.S. Treasury 0.625% 12/31/2027	9,448	8,844
U.S. Treasury 4.25% 1/15/2028	720,000	729,847
U.S. Treasury 2.75% 2/15/2028	10,125	9,926
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 2/15/2028 (j)	USD841,067	$853,124
U.S. Treasury 4.00% 2/29/2028	171,747	173,278
U.S. Treasury 3.625% 3/31/2028	52,103	52,122
U.S. Treasury 2.875% 5/15/2028	46,997	46,122
U.S. Treasury 3.625% 5/31/2028	74,841	74,856
U.S. Treasury 1.25% 6/30/2028	17,561	16,479
U.S. Treasury 4.00% 6/30/2028	77,091	77,851
U.S. Treasury 1.00% 7/31/2028	6,527	6,068
U.S. Treasury 3.375% 9/15/2028	417,525	414,671
U.S. Treasury 1.375% 10/31/2028	6,716	6,277
U.S. Treasury 3.125% 11/15/2028	41,549	40,920
U.S. Treasury 1.50% 11/30/2028	46,700	43,732
U.S. Treasury 4.00% 1/31/2029	254,696	257,485
U.S. Treasury 5.25% 2/15/2029	35,690	37,569
U.S. Treasury 3.25% 6/30/2029	58,480	57,611
U.S. Treasury 4.00% 7/31/2029	80,000	80,890
U.S. Treasury 3.625% 8/31/2029	17,650	17,608
U.S. Treasury 4.125% 11/30/2029	22,060	22,417
U.S. Treasury 4.375% 12/31/2029	337,000	345,761
U.S. Treasury 3.50% 1/31/2030	67,000	66,439
U.S. Treasury 4.25% 1/31/2030	50,150	51,222
U.S. Treasury 4.00% 2/28/2030	458,407	463,754
U.S. Treasury 3.625% 3/31/2030	23,000	22,910
U.S. Treasury 0.625% 5/15/2030	22,310	19,395
U.S. Treasury 3.75% 6/30/2030	4,675	4,677
U.S. Treasury 3.875% 7/31/2030 (j)	2,476,388	2,491,575
U.S. Treasury 0.625% 8/15/2030	114,675	98,874
U.S. Treasury 3.625% 9/30/2030	63,373	63,054
U.S. Treasury 4.625% 9/30/2030	25,150	26,144
U.S. Treasury 4.875% 10/31/2030	62,722	65,941
U.S. Treasury 4.25% 6/30/2031	264,000	269,828
U.S. Treasury 4.125% 7/31/2031	146,500	148,755
U.S. Treasury 1.25% 8/15/2031	38,264	33,102
U.S. Treasury 4.50% 12/31/2031	27,000	27,939
U.S. Treasury 2.875% 5/15/2032	85,519	80,407
U.S. Treasury 3.875% 9/30/2032	409,735	408,423
U.S. Treasury 4.125% 11/15/2032	20,061	20,297
U.S. Treasury 3.50% 2/15/2033	145,000	140,797
U.S. Treasury 3.375% 5/15/2033	48,871	46,947
U.S. Treasury 3.875% 8/15/2033	49,445	49,044
U.S. Treasury 4.50% 11/15/2033	6,762	6,992
U.S. Treasury 4.00% 2/15/2034	29,600	29,527
U.S. Treasury 4.375% 5/15/2034	144,130	147,474
U.S. Treasury 3.875% 8/15/2034	59,250	58,354
U.S. Treasury 4.25% 11/15/2034	86,275	87,259
U.S. Treasury 4.625% 2/15/2035	113,000	117,454
U.S. Treasury 4.25% 8/15/2035	736,781	742,710
U.S. Treasury 4.25% 5/15/2039	84,397	83,111
U.S. Treasury 1.375% 11/15/2040	38,809	25,335
U.S. Treasury 1.875% 2/15/2041 (j)	98,666	69,401
U.S. Treasury 2.25% 5/15/2041 (j)	140,792	104,397
U.S. Treasury 2.00% 11/15/2041	6,986	4,909
U.S. Treasury 2.375% 2/15/2042	4,990	3,699
U.S. Treasury 3.25% 5/15/2042	315,157	264,879
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 8/15/2042	USD32,660	$25,429
U.S. Treasury 3.375% 8/15/2042	152,000	129,546
U.S. Treasury 2.75% 11/15/2042	77,000	59,675
U.S. Treasury 3.125% 2/15/2043	47,605	38,872
U.S. Treasury 2.875% 5/15/2043	58,590	45,913
U.S. Treasury 3.875% 5/15/2043	34,310	31,084
U.S. Treasury 3.625% 2/15/2044	24,780	21,513
U.S. Treasury 4.50% 2/15/2044 (j)	230,000	224,968
U.S. Treasury 4.625% 5/15/2044	26,500	26,312
U.S. Treasury 3.125% 8/15/2044	39,447	31,601
U.S. Treasury 4.125% 8/15/2044	164,000	152,276
U.S. Treasury 2.50% 2/15/2045	51,860	37,161
U.S. Treasury 4.75% 2/15/2045	230,000	231,473
U.S. Treasury 3.00% 5/15/2045	24,780	19,284
U.S. Treasury 5.00% 5/15/2045 (j)	352,000	365,555
U.S. Treasury 4.875% 8/15/2045	635,189	649,282
U.S. Treasury 3.00% 11/15/2045	23,145	17,912
U.S. Treasury 3.00% 5/15/2047	55,603	42,345
U.S. Treasury 2.75% 8/15/2047	82,381	59,726
U.S. Treasury 3.00% 2/15/2048	3,743	2,826
U.S. Treasury 2.00% 2/15/2050	56,616	33,854
U.S. Treasury 2.375% 5/15/2051	84,719	54,504
U.S. Treasury 2.00% 8/15/2051	571	335
U.S. Treasury 1.875% 11/15/2051	25,500	14,429
U.S. Treasury 2.25% 2/15/2052	149,126	92,505
U.S. Treasury 4.00% 11/15/2052	83,509	73,873
U.S. Treasury 3.625% 5/15/2053	113,815	94,014
U.S. Treasury 4.25% 2/15/2054	14,150	13,060
U.S. Treasury 4.25% 8/15/2054 (j)	180,883	167,048
U.S. Treasury 4.50% 11/15/2054	189,935	182,866
U.S. Treasury 4.75% 5/15/2055	59,946	60,128
U.S. Treasury 4.75% 8/15/2055 (j)	1,035,000	1,038,558
		15,567,189
U.S. Treasury inflation-protected securities 1.52%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (c)(k)	115,432	115,402
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (k)	338,797	337,093
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (j)(k)	212,478	211,360
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (k)	292,050	289,853
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (k)	163,586	161,343
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (k)	116,750	121,626
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (j)(k)	1,584,075	1,615,834
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (k)	68,820	65,724
U.S. Treasury Inflation-Protected Security 1.625% 4/15/2030 (k)	51,855	52,670
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (k)	95,469	89,682
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (k)	50,863	51,114
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (k)	296,281	300,662
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (c)(k)	259,553	261,726
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (k)	24,671	18,749
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (k)	52,212	44,675
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (k)	20,922	16,138
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (k)	2,688	1,590
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (k)	107,885	86,384
American Balanced Fund — Page 44 of 87

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (k)	USD8,105	$7,484
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (k)	138,457	135,234
		3,984,343
Total U.S. Treasury bonds & notes		19,551,532
Corporate bonds, notes & loans 6.38% Financials 2.34%
AerCap Ireland Capital DAC 1.75% 1/30/2026	1,620	1,607
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,522
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (h)(i)	41,000	41,041
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (h)(i)	23,775	25,246
Ally Financial, Inc. 5.737% 5/15/2029 (USD-SOFR + 1.96% on 5/15/2028) (i)	9,745	9,977
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,627
Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,566
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (i)	EUR5,663	6,897
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (i)	11,265	14,634
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (i)	11,380	14,274
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (i)	USD18,805	18,837
American Express Co. 2.55% 3/4/2027	13,925	13,658
American Express Co. 5.85% 11/5/2027	3,900	4,041
American Express Co. (USD-SOFR + 0.93%) 5.283% 7/26/2028 (e)	20,000	20,118
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (i)	24,681	25,385
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (i)	18,496	20,278
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	12,994	13,520
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (i)	9,286	9,815
American International Group, Inc. 4.85% 5/7/2030	4,337	4,439
American International Group, Inc. 5.125% 3/27/2033	9,635	9,918
American International Group, Inc. 4.375% 6/30/2050	169	144
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,440
Aon North America, Inc. 5.45% 3/1/2034	5,000	5,211
Arthur J. Gallagher & Co. 4.85% 12/15/2029	30,000	30,637
Arthur J. Gallagher & Co. 5.15% 2/15/2035	12,932	13,094
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	199
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,741	2,682
Athene Global Funding 4.83% 5/9/2028 (h)	30,000	30,368
Athene Global Funding 5.033% 7/17/2030 (h)	20,000	20,330
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (h)	4,676	5,175
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (i)	EUR6,200	8,232
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (i)	23,800	28,897
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (i)	USD20,600	20,105
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	15,845	15,004
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025) (i)	2,713	2,708
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (i)	19,918	19,956
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (i)	4,654	4,671
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (i)	42,684	42,040
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (i)	38,230	36,219
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (i)	12,350	12,917
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (i)	16,434	15,603
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	16,713	14,849
American Balanced Fund — Page 45 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	USD57,485	$51,008
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (i)	18,266	16,377
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	31,759	32,869
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (i)	9,226	9,890
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (i)	2,097	2,187
Bank of America Corp., 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (i)	24,446	24,336
Bank of Montreal 5.203% 2/1/2028	5,000	5,123
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (i)	40,000	39,821
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (i)	15,000	15,075
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (i)	18,829	19,497
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028) (i)	4,444	4,495
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (i)	13,564	13,941
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (i)	14,393	14,788
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (i)	20,000	20,675
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033) (i)	5,613	5,643
Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,234
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,637
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	11,442
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (h)	USD20,000	20,253
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (i)	25,000	28,694
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026) (i)	25,000	25,224
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (i)	10,000	10,593
Barclays PLC 5.367% 2/25/2031 (USD-SOFR + 1.23% on 2/25/2030) (i)	20,000	20,628
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (h)	7,000	7,244
Block, Inc. 5.625% 8/15/2030 (h)	8,850	8,973
Block, Inc. 6.00% 8/15/2033 (h)	5,815	5,959
BNP Paribas SA 4.375% 5/12/2026 (h)	6,350	6,339
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (h)(i)	21,352	20,893
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (h)(i)	41,588	39,012
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (h)(i)	83,320	86,198
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (h)(i)	3,708	3,810
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (h)(i)	5,501	5,000
BPCE SA 1.00% 1/20/2026 (h)	8,345	8,262
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (h)(i)	12,975	12,970
BPCE SA 0.895% 12/14/2026	JPY400,000	2,690
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (h)(i)	USD22,514	22,600
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (h)(i)	28,000	29,738
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (h)(i)	22,000	22,760
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (h)(i)	57,500	60,070
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (h)(i)	42,917	44,050
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (h)(i)	26,872	28,770
Brown & Brown, Inc. 5.55% 6/23/2035	32,872	33,841
Brown & Brown, Inc. 6.25% 6/23/2055	27,334	28,785
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (h)(i)	3,600	3,745
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (h)(i)	30,000	30,217
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	51,174	53,097
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (h)(i)	20,250	20,465
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,304
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,759
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (i)	25,000	25,395
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (i)	8,481	8,583
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (i)	20,000	20,660
Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,611
American Balanced Fund — Page 46 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Charles Schwab Corp. (The) 2.45% 3/3/2027	USD1,420	$1,390
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (i)	12,000	12,465
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (i)	20,000	21,243
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033) (i)	15,000	16,347
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	9,029	8,250
Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,638
Citibank, NA 4.914% 5/29/2030	22,800	23,431
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (i)	5,000	4,949
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026) (i)	19,351	18,987
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (i)	10,649	10,608
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (i)	15,570	15,334
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (i)	85,250	86,364
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (i)	8,200	7,624
Citigroup, Inc., 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (i)	5,188	5,288
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (i)	53,195	48,955
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (i)	20,475	20,491
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (i)	18,739	16,652
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (i)	4,414	4,195
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (i)	8,150	8,251
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	6,076	6,368
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	7,064	7,223
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (i)	58,239	60,717
CME Group, Inc. 3.75% 6/15/2028	2,230	2,225
Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,921
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	10,068
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,631
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,402
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,407
Corebridge Global Funding 5.75% 7/2/2026 (h)	5,569	5,637
Corebridge Global Funding 4.65% 8/20/2027 (h)	15,470	15,648
Corebridge Global Funding 4.90% 1/7/2028 (h)	14,090	14,335
Corebridge Global Funding 5.20% 6/24/2029 (h)	15,000	15,412
Corebridge Global Funding 4.90% 12/3/2029 (h)	15,000	15,318
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (h)(i)	13,656	13,513
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (h)(i)	8,287	8,077
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	2,223	2,226
Deutsche Bank AG 4.10% 1/13/2026	21,547	21,525
Deutsche Bank AG 4.10% 1/13/2026	5,139	5,134
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (i)	6,876	6,851
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (i)	72,752	71,168
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (i)	62,679	61,315
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (i)	13,967	14,223
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (i)	19,992	21,006
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	30,845	33,000
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	10,046	10,193
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (i)	27,669	26,236
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (h)(i)	41,250	41,261
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (i)	EUR25,426	32,697
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (i)	11,040	14,090
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (i)	2,383	2,889
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (i)	49,115	61,628
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	820
American Balanced Fund — Page 47 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	USD4,290	$4,521
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (i)	3,499	3,557
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (i)	28,123	28,569
Fiserv, Inc. 3.50% 7/1/2029	1,077	1,047
Five Corners Funding Trust III 5.791% 2/15/2033 (h)	7,000	7,407
Five Corners Funding Trust IV 5.997% 2/15/2053 (h)	384	402
GA Global Funding Trust 4.50% 9/18/2030 (h)	15,000	14,889
GA Global Funding Trust 5.50% 4/1/2032 (h)	30,000	30,835
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (i)	15,000	14,809
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (i)	9,437	9,205
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (i)	33,244	32,466
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (i)	50,192	49,146
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (i)	17,830	17,699
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	21,475	22,473
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (i)	28,589	29,311
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (i)	61,056	61,851
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (i)	20,229	20,887
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (i)	30,050	31,081
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (i)	6,895	6,086
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (i)	7,555	6,797
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (i)	47,338	43,439
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (i)	22,753	23,762
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026) (i)	3,250	3,294
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (i)	18,878	19,279
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (i)	13,250	14,074
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (i)	10,770	10,168
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (i)	6,769	6,934
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (i)	4,000	3,626
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (i)	4,307	3,883
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (i)	68,428	70,641
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	2,022	2,225
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (i)	20,000	20,618
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (i)	45,000	45,775
Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,923
Intesa Sanpaolo SpA 7.00% 11/21/2025 (h)	2,550	2,559
Intesa Sanpaolo SpA 3.875% 7/14/2027 (h)	70,094	69,684
Intesa Sanpaolo SpA 3.875% 1/12/2028 (h)	43,573	42,989
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (h)(i)	24,225	28,599
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (h)(i)	1,127	1,355
Jackson National Life Global Funding 4.55% 9/9/2030 (h)	20,000	20,036
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (i)	13,649	13,500
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (i)	20,000	20,401
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (i)	21,182	21,426
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (i)	6,992	6,884
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (i)	25,109	25,664
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (i)	9,810	9,837
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	27,745	28,174
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (i)	27,207	27,573
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (i)	38,803	39,145
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (i)	12,599	12,626
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (i)	21,519	22,175
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (i)	18,342	19,360
American Balanced Fund — Page 48 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	USD14,156	$14,790
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	7,591	7,788
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (i)	29,611	29,966
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (i)	102	105
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (i)	1,805	1,594
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	9,162	9,466
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	44,521	46,950
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (h)(i)	7,675	7,931
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (h)(i)	18,322	18,643
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (h)(i)	9,200	10,068
Kookmin Bank 5.375% 5/8/2027 (h)	19,600	20,004
Korea Exchange Bank 5.375% 4/23/2027 (h)	8,750	8,927
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (i)	1,000	984
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (i)	35,000	35,506
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (i)	8,800	8,933
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027) (i)	7,907	7,855
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (i)	4,050	4,203
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (i)	14,229	14,888
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (i)	3,088	3,238
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (i)	39,269	42,668
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,785
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,357
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	28,662
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,250	9,368
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,250	8,097
Mastercard, Inc. 4.875% 3/9/2028	842	862
Mastercard, Inc. 4.35% 1/15/2032	681	684
Mastercard, Inc. 4.85% 3/9/2033	494	508
Metropolitan Life Global Funding I 5.05% 1/6/2028 (h)	7,000	7,150
Metropolitan Life Global Funding I 5.40% 9/12/2028 (h)	35,000	36,293
Metropolitan Life Global Funding I 4.85% 1/8/2029 (h)	10,000	10,215
Metropolitan Life Global Funding I 2.95% 4/9/2030 (h)	10,000	9,464
Metropolitan Life Global Funding I 5.15% 3/28/2033 (h)	7,668	7,948
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (i)	27,656	27,068
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (i)	7,321	7,131
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027) (i)	5,078	4,961
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027) (i)	4,867	4,863
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (i)	7,193	7,048
American Balanced Fund — Page 49 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (i)	USD15,000	$15,508
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032) (i)	4,388	4,650
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (i)	15,000	15,714
Moody’s Corp. 4.25% 8/8/2032	265	262
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026) (i)	2,053	2,057
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (i)	17,575	17,201
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	553	565
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (i)	18,366	19,141
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (i)	20,042	20,476
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	7,525	7,676
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (i)	40,240	41,196
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (i)	5,250	5,426
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (i)	18,228	19,377
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (i)	11,462	11,783
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	49,364	51,559
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (i)	15,425	15,812
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	20,969	21,205
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (i)	6,451	6,660
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (i)	2,425	2,266
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (i)	48,769	50,376
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (i)	15,669	13,670
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (i)	15,000	13,095
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (i)	9,090	9,383
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (i)	312	329
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (i)	14,475	14,642
MSCI, Inc. 3.25% 8/15/2033 (h)	5,586	4,994
Nasdaq, Inc. 5.35% 6/28/2028	3,390	3,496
Nasdaq, Inc. 5.55% 2/15/2034	1,270	1,334
National Australia Bank, Ltd. 1.887% 1/12/2027 (h)	3,750	3,659
National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,300
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,296
National Australia Bank, Ltd. 6.429% 1/12/2033 (h)	650	708
National Securities Clearing Corp. 5.10% 11/21/2027 (h)	6,000	6,133
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025) (i)	5,000	5,016
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (i)	20,000	20,379
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028) (i)	25,000	26,074
New York Life Global Funding 2.35% 7/14/2026 (h)	2,970	2,932
New York Life Global Funding 4.90% 6/13/2028 (h)	20,000	20,469
New York Life Global Funding 4.55% 1/28/2033 (h)	5,893	5,889
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.12% 7/2/2027 (e)	15,000	15,126
Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,225
Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	9,194
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (h)	20,000	20,488
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (i)	EUR1,540	1,954
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (i)	1,610	1,980
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (i)	11,240	14,668
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (i)	31,245	39,062
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (i)	USD15,000	15,386
American Balanced Fund — Page 50 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	USD30,686	$31,803
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (i)	5,250	5,426
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (i)	12,000	12,170
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (i)	5,265	5,688
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (i)	7,750	8,783
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (i)	2,250	2,373
Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,999
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,849
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,329
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,738
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,577
Prudential Financial, Inc. 3.70% 3/13/2051	945	716
RGA Global Funding 5.25% 1/9/2030 (h)	20,000	20,699
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,104
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (i)	7,104	7,189
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (i)	18,500	18,953
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (i)	11,700	11,826
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (i)	19,181	18,719
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (i)	3,779	3,944
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (i)	11,320	11,541
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (i)	3,523	3,694
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (h)	15,000	15,383
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (i)	990	1,025
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032) (i)	2,225	2,172
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (i)	2,856	2,895
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (i)	28,825	29,873
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,760
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	416
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	20,066
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	31,114
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,832
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (h)	35,000	36,371
Svenska Handelsbanken AB 5.50% 6/15/2028 (h)	10,000	10,365
Swedbank AB 6.136% 9/12/2026 (h)	51,564	52,543
Synchrony Bank 5.625% 8/23/2027	21,000	21,449
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (b)(i)	6,593	6,652
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (i)	25,000	25,428
Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,613
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,829
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,989
Toronto-Dominion Bank (The) 4.861% 1/31/2028	25,000	25,444
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,583
Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,332
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,807
Travelers Cos., Inc. 4.00% 5/30/2047	2,253	1,864
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (i)	4,444	4,511
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (i)	6,607	7,158
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	4,343	4,495
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (i)	4,819	4,898
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	6,586	6,980
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027) (i)	4,444	4,479
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (i)	31,449	31,802
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	6,051	6,257
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (i)	15,000	15,389
American Balanced Fund — Page 51 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (i)	USD5,309	$5,334
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (i)	1,529	1,630
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (i)	17,500	18,127
UBS AG 7.50% 2/15/2028	3,124	3,364
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026) (h)(i)	5,000	5,018
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (h)(i)	26,350	26,086
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (h)(i)	53,787	53,254
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (h)(i)	35,660	34,824
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (h)(i)	23,979	24,189
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027) (h)(i)	15,952	16,578
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (h)(i)	4,650	4,612
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (h)(i)	19,450	20,099
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	2,654	2,773
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	22,618	22,366
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (h)(i)	302	267
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (h)(i)	18,843	17,441
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (h)(i)	5,035	4,491
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (h)(i)	12,700	15,917
UniCredit SpA 4.625% 4/12/2027 (h)	2,500	2,511
Unum Group 3.875% 11/5/2025	5,045	5,040
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,155
Visa, Inc. 3.15% 12/14/2025	6,000	5,990
Visa, Inc. 2.05% 4/15/2030	5,247	4,828
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (i)	57,696	57,188
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	28,680	29,354
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (i)	4,473	4,349
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (i)	19,177	19,408
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (i)	2,300	2,344
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (i)	29,159	30,225
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (i)	80,657	85,447
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (i)	11,703	12,055
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (i)	15,100	15,626
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	36,971	38,139
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (i)	23,561	24,489
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	14,000	15,560
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (i)	3,750	3,674
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (i)	28,300	25,409
Westpac Banking Corp. 2.963% 11/16/2040	9,686	7,420
		6,158,640
Consumer discretionary 0.78%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,532
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,992
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,881
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	10,462
American Balanced Fund — Page 52 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	USD11,021	$7,726
Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,258
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (h)	2,714	2,720
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (h)	4,791	4,671
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (h)	4,378	4,425
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (h)	30,387	30,828
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (h)	2,169	2,208
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (h)	3,248	3,062
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (h)	14,859	15,254
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (h)	37,644	38,735
Ford Motor Credit Co., LLC 3.375% 11/13/2025	4,060	4,053
Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,980	6,028
Ford Motor Credit Co., LLC 6.95% 6/10/2026	4,165	4,220
Ford Motor Credit Co., LLC 2.70% 8/10/2026	720	709
Ford Motor Credit Co., LLC 5.125% 11/5/2026	15,000	15,054
Ford Motor Credit Co., LLC 4.271% 1/9/2027	1,310	1,300
Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,000	12,125
Ford Motor Credit Co., LLC 5.85% 5/17/2027	10,000	10,127
Ford Motor Credit Co., LLC 4.95% 5/28/2027	9,800	9,787
Ford Motor Credit Co., LLC 4.125% 8/17/2027	5,805	5,711
Ford Motor Credit Co., LLC 3.815% 11/2/2027	2,684	2,619
Ford Motor Credit Co., LLC 7.35% 11/4/2027	10,966	11,439
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,895	1,802
Ford Motor Credit Co., LLC 6.80% 5/12/2028	14,970	15,550
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,655	11,128
Ford Motor Credit Co., LLC 2.90% 2/10/2029	2,050	1,900
Ford Motor Credit Co., LLC 5.80% 3/8/2029	13,864	14,073
Ford Motor Credit Co., LLC 5.113% 5/3/2029	40,891	40,598
Ford Motor Credit Co., LLC 5.875% 11/7/2029	66,305	67,480
Ford Motor Credit Co., LLC 7.35% 3/6/2030	28,036	30,019
Ford Motor Credit Co., LLC 7.20% 6/10/2030	119,189	127,476
Ford Motor Credit Co., LLC 5.73% 9/5/2030	43,226	43,600
Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	61,579
Ford Motor Credit Co., LLC 6.05% 3/5/2031	51,314	52,518
Ford Motor Credit Co., LLC 3.625% 6/17/2031	61,184	55,664
Ford Motor Credit Co., LLC 6.054% 11/5/2031	61,655	63,038
Ford Motor Credit Co., LLC 7.122% 11/7/2033	154,344	165,051
Ford Motor Credit Co., LLC 6.125% 3/8/2034	105,838	106,405
Ford Motor Credit Co., LLC 6.50% 2/7/2035	101,454	104,283
General Motors Financial Co., Inc. 1.25% 1/8/2026	387	384
General Motors Financial Co., Inc. 5.35% 1/7/2030	47,180	48,341
General Motors Financial Co., Inc. 5.90% 1/7/2035	19,445	20,073
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,430
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,306
Home Depot, Inc. 1.875% 9/15/2031	7,101	6,207
Home Depot, Inc. 5.30% 6/25/2054	12,000	11,753
Hyatt Hotels Corp. 5.05% 3/30/2028	17,280	17,565
Hyatt Hotels Corp. 5.75% 3/30/2032	16,325	17,034
Hyundai Capital America 1.80% 10/15/2025 (h)	3,275	3,272
Hyundai Capital America 1.30% 1/8/2026 (h)	23,790	23,598
Hyundai Capital America 1.50% 6/15/2026 (h)	28,381	27,844
Hyundai Capital America 5.45% 6/24/2026 (h)	17,742	17,890
Hyundai Capital America 1.65% 9/17/2026 (h)	37,992	37,076
Hyundai Capital America 3.00% 2/10/2027 (h)	33,995	33,419
American Balanced Fund — Page 53 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 5.30% 3/19/2027 (h)	USD9,990	$10,129
Hyundai Capital America 4.85% 3/25/2027 (h)	39,000	39,313
Hyundai Capital America 4.875% 6/23/2027 (h)	24,017	24,233
Hyundai Capital America 5.275% 6/24/2027 (h)	42,500	43,169
Hyundai Capital America 2.375% 10/15/2027 (h)	21,667	20,858
Hyundai Capital America 5.00% 1/7/2028 (h)	25,000	25,356
Hyundai Capital America 4.90% 6/23/2028 (h)	24,204	24,555
Hyundai Capital America 2.10% 9/15/2028 (h)	9,284	8,703
Hyundai Capital America 4.25% 9/18/2028 (h)	11,998	11,975
Hyundai Capital America 5.30% 1/8/2030 (h)	47,000	48,289
Hyundai Capital America 5.10% 6/24/2030 (h)	24,143	24,670
Hyundai Capital America 5.40% 1/8/2031 (h)	4,521	4,664
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (h)	9,245	9,144
Hyundai Capital Services, Inc. 5.25% 1/22/2028 (h)	15,000	15,306
Leland Stanford Junior University (The) 1.289% 6/1/2027	4,000	3,837
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,907
Marriott International, Inc. 2.75% 10/15/2033	8,028	6,974
McDonald’s Corp. 4.60% 9/9/2032	716	726
McDonald’s Corp. 4.95% 3/3/2035	19,736	20,005
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (h)	5,887	5,895
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (h)	55,000	56,798
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	28,320	28,496
Sands China, Ltd. 2.30% 3/8/2027	8,630	8,386
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (h)	16,715	17,107
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,753
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,316
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (h)	2,830	2,829
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025 (h)	6,265	6,236
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (h)	20,000	20,055
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (h)	20,000	20,069
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (h)	10,262	10,371
Volkswagen Group of America Finance, LLC 5.35% 3/27/2030 (h)	14,450	14,838
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (h)	11,240	12,079
Volkswagen Group of America Finance, LLC 5.65% 3/25/2032 (h)	30,000	30,988
		2,064,311
Utilities 0.78%
AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	15,330
American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	2,193
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (i)	12,028	12,229
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (h)	4,363	4,288
Comision Federal de Electricidad 4.688% 5/15/2029 (h)	38,215	37,681
Comision Federal de Electricidad 3.348% 2/9/2031	21,000	18,938
Comision Federal de Electricidad 3.875% 7/26/2033	17,569	15,534
Comision Federal de Electricidad 6.45% 1/24/2035 (h)	18,000	18,369
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	8,075	8,189
Consumers Energy Co. 3.10% 8/15/2050	5,325	3,676
DTE Electric Co. 4.85% 12/1/2026	1,350	1,365
DTE Energy Co. 5.10% 3/1/2029	8,650	8,867
Duke Energy Carolinas, LLC 5.35% 1/15/2053	399	392
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,940
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,743
Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	618
American Balanced Fund — Page 54 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress, LLC 2.90% 8/15/2051	USD449	$288
Edison International 4.125% 3/15/2028	17,463	17,148
Edison International 5.25% 11/15/2028	23,554	23,748
Edison International 5.45% 6/15/2029	43,171	43,523
Edison International 6.95% 11/15/2029	10,848	11,519
Edison International 6.25% 3/15/2030	31,038	32,290
Edison International 5.25% 3/15/2032	41,040	40,680
Electricite de France SA 5.65% 4/22/2029 (h)	12,500	13,043
Electricite de France SA 6.25% 5/23/2033 (h)	5,838	6,375
Electricite de France SA 4.875% 9/21/2038 (h)	1,325	1,252
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	8,950	10,384
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,405
Enel Finance International NV 4.125% 9/30/2028 (h)	11,825	11,796
Enel Finance International NV 5.125% 6/26/2029 (h)	17,500	17,933
Entergy Corp. 3.75% 6/15/2050	234	173
Eversource Energy 3.30% 1/15/2028	6,812	6,670
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (h)	8,992	8,643
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,351
Georgia Power Co. 4.65% 5/16/2028	20,879	21,195
Georgia Power Co. 4.95% 5/17/2033	10,206	10,415
Jersey Central Power & Light Co. 2.75% 3/1/2032 (h)	145	130
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,425	1,445
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,203
MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,505
Monongahela Power Co. 3.55% 5/15/2027 (h)	301	298
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	502
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	7,175	7,254
Northern States Power Co. 5.05% 5/15/2035	13,650	13,932
NSTAR Electric Co. 2.70% 6/1/2026	4,085	4,047
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	153,646
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	40,736
Pacific Gas and Electric Co. 5.45% 6/15/2027	334	340
Pacific Gas and Electric Co. 2.10% 8/1/2027	9,172	8,819
Pacific Gas and Electric Co. 3.30% 12/1/2027	39,994	39,151
Pacific Gas and Electric Co. 3.00% 6/15/2028	22,889	22,075
Pacific Gas and Electric Co. 3.75% 7/1/2028	29,622	29,102
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,424	11,459
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,295	1,334
Pacific Gas and Electric Co. 4.55% 7/1/2030	97,473	96,835
Pacific Gas and Electric Co. 2.50% 2/1/2031	87,087	77,623
Pacific Gas and Electric Co. 3.25% 6/1/2031	16,061	14,777
Pacific Gas and Electric Co. 4.40% 3/1/2032	13,161	12,845
Pacific Gas and Electric Co. 5.90% 6/15/2032	7,450	7,794
Pacific Gas and Electric Co. 5.05% 10/15/2032	40,000	39,924
Pacific Gas and Electric Co. 6.15% 1/15/2033	3,680	3,898
Pacific Gas and Electric Co. 6.40% 6/15/2033	64,338	69,190
Pacific Gas and Electric Co. 6.95% 3/15/2034	33,259	36,938
Pacific Gas and Electric Co. 5.80% 5/15/2034	13,250	13,737
Pacific Gas and Electric Co. 5.70% 3/1/2035	60,205	61,716
Pacific Gas and Electric Co. 6.00% 8/15/2035	7,981	8,359
Pacific Gas and Electric Co. 3.30% 8/1/2040	11,358	8,614
Pacific Gas and Electric Co. 3.75% 8/15/2042	30,000	22,920
Pacific Gas and Electric Co. 4.95% 7/1/2050	41,605	35,741
American Balanced Fund — Page 55 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.50% 8/1/2050	USD20,418	$13,951
Pacific Gas and Electric Co. 6.15% 3/1/2055	3,502	3,525
PacifiCorp 5.10% 2/15/2029	17,900	18,368
PacifiCorp 2.70% 9/15/2030	1,675	1,547
PacifiCorp 5.30% 2/15/2031	6,419	6,660
PacifiCorp 5.45% 2/15/2034	47,417	48,596
PacifiCorp 3.30% 3/15/2051	16,666	11,000
PacifiCorp 2.90% 6/15/2052	20,951	12,798
PacifiCorp 5.35% 12/1/2053	5,300	4,894
PacifiCorp 5.50% 5/15/2054	6,621	6,258
PacifiCorp 5.80% 1/15/2055	16,395	16,084
Public Service Co. of Colorado 5.35% 5/15/2034	10,000	10,334
Public Service Electric and Gas Co. 5.05% 3/1/2035	16,350	16,690
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,745
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,743
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,107
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	19,425	19,872
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	575	505
San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,401
Southern California Edison Co. 3.65% 3/1/2028	6,136	6,031
Southern California Edison Co. 5.30% 3/1/2028	6,997	7,124
Southern California Edison Co. 5.65% 10/1/2028	23,270	24,014
Southern California Edison Co. 4.20% 3/1/2029	29,252	28,889
Southern California Edison Co. 5.15% 6/1/2029	29,920	30,448
Southern California Edison Co. 2.85% 8/1/2029	14,436	13,529
Southern California Edison Co. 5.25% 3/15/2030	53,833	54,911
Southern California Edison Co. 2.25% 6/1/2030	6,852	6,146
Southern California Edison Co. 2.50% 6/1/2031	227	201
Southern California Edison Co. 5.45% 6/1/2031	36,391	37,503
Southern California Edison Co. 2.75% 2/1/2032	23,738	20,887
Southern California Edison Co. 5.95% 11/1/2032	6,718	7,086
Southern California Edison Co. 6.00% 1/15/2034	11,330	11,873
Southern California Edison Co. 5.20% 6/1/2034	32,025	31,857
Southern California Edison Co. 5.45% 3/1/2035	47,599	48,204
Southern California Edison Co. 5.75% 4/1/2035	11,807	12,193
Southern California Edison Co. 5.35% 7/15/2035	48,812	49,062
Southern California Edison Co. 5.625% 2/1/2036	26,199	26,467
Southern California Edison Co. 4.50% 9/1/2040	30,007	26,573
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,342
Southern California Edison Co. 3.65% 2/1/2050	1,317	922
Southern California Edison Co. 3.45% 2/1/2052	721	480
Southern California Edison Co. 5.90% 3/1/2055	685	666
Southern California Edison Co. 6.20% 9/15/2055	2,595	2,619
Southwestern Electric Power Co. 1.65% 3/15/2026	11,905	11,767
Southwestern Electric Power Co. 3.25% 11/1/2051	19	13
Tampa Electric Co. 5.15% 3/1/2035	30,000	30,432
Union Electric Co. 5.25% 4/15/2035	14,220	14,671
Virginia Electric & Power 2.40% 3/30/2032	5,700	5,038
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,481
Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,536
Xcel Energy, Inc. 4.75% 3/21/2028	6,924	7,012
Xcel Energy, Inc. 2.35% 11/15/2031	19,400	17,096
Xcel Energy, Inc. 5.45% 8/15/2033	3,686	3,816
American Balanced Fund — Page 56 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 5.50% 3/15/2034	USD4,575	$4,724
Xcel Energy, Inc. 5.60% 4/15/2035	3,080	3,195
		2,056,958
Energy 0.68%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	4,346	4,388
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,364
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	866
Cenovus Energy, Inc. 4.25% 4/15/2027	11,793	11,798
Chevron USA, Inc. 4.687% 4/15/2030	20,000	20,478
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	27,000	28,579
ConocoPhillips Co. 3.80% 3/15/2052	533	401
ConocoPhillips Co. 5.30% 5/15/2053	270	258
Devon Energy Corp. 5.20% 9/15/2034	8,831	8,797
Devon Energy Corp. 5.75% 9/15/2054	34,169	31,721
Diamondback Energy, Inc. 5.55% 4/1/2035	8,750	8,987
Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,866
Diamondback Energy, Inc. 5.75% 4/18/2054	10,750	10,355
Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,111
Enbridge, Inc. 6.70% 11/15/2053	8,956	10,010
Energy Transfer, LP 5.25% 7/1/2029	7,791	8,020
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,104
EOG Resources, Inc. 5.65% 12/1/2054	12,648	12,673
Equinor ASA 1.75% 1/22/2026	9,289	9,221
Equinor ASA 3.625% 9/10/2028	13,155	13,051
Equinor ASA 4.25% 11/23/2041	5,400	4,889
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (h)	59,370	62,399
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	14,970	15,946
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	8,660	9,397
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (h)	18,750	19,737
Halliburton Co. 3.80% 11/15/2025	107	107
Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,591
MPLX, LP 4.125% 3/1/2027	4,175	4,171
MPLX, LP 5.40% 9/15/2035	5,789	5,804
Occidental Petroleum Corp. 5.20% 8/1/2029	47,294	48,024
Occidental Petroleum Corp. 6.625% 9/1/2030	82,000	87,919
Occidental Petroleum Corp. 6.125% 1/1/2031	18,131	19,113
Occidental Petroleum Corp. 5.375% 1/1/2032	73,000	74,297
Occidental Petroleum Corp. 5.55% 10/1/2034	80,448	81,674
Occidental Petroleum Corp. 6.45% 9/15/2036	10,286	10,939
ONEOK, Inc. 5.85% 1/15/2026	1,262	1,266
ONEOK, Inc. 5.55% 11/1/2026	4,564	4,623
ONEOK, Inc. 5.65% 11/1/2028	25,436	26,386
ONEOK, Inc. 5.80% 11/1/2030	2,362	2,490
ONEOK, Inc. 6.05% 9/1/2033	17,568	18,635
Petroleos Mexicanos 6.875% 10/16/2025	56,076	56,041
Petroleos Mexicanos 6.875% 8/4/2026	60,733	61,574
Petroleos Mexicanos 6.50% 3/13/2027	149,034	150,997
Petroleos Mexicanos 6.50% 1/23/2029	2,605	2,651
Petroleos Mexicanos 8.75% 6/2/2029	162,856	175,536
Petroleos Mexicanos 6.84% 1/23/2030	29,389	29,912
Petroleos Mexicanos 5.95% 1/28/2031	96,721	93,745
Petroleos Mexicanos 6.70% 2/16/2032	172,478	171,034
Petroleos Mexicanos 6.625% 6/15/2035	34,000	32,442
American Balanced Fund — Page 57 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.50% 6/2/2041	USD6,622	$5,805
Petroleos Mexicanos 6.375% 1/23/2045	2,653	2,158
Petroleos Mexicanos 6.75% 9/21/2047	61,762	51,011
Petroleos Mexicanos 6.35% 2/12/2048	19,273	15,318
Petroleos Mexicanos 7.69% 1/23/2050	73,146	66,551
Petroleos Mexicanos 6.95% 1/28/2060	85,764	70,595
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,282
Qatar Energy 2.25% 7/12/2031 (h)	8,229	7,416
Qatar Energy 3.125% 7/12/2041 (h)	12,578	9,709
Qatar Energy 3.30% 7/12/2051 (h)	6,796	4,796
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (h)	5,000	5,023
Saudi Arabian Oil Co. 5.75% 7/17/2054 (h)	17,490	17,421
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	7,763	7,831
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	7,253	7,338
TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,703
Transportadora de Gas del Peru SA 4.25% 4/30/2028	686	686
		1,779,030
Health care 0.53%
AbbVie, Inc. 2.95% 11/21/2026	1,070	1,058
AbbVie, Inc. 4.95% 3/15/2031	30,000	31,016
AbbVie, Inc. 5.20% 3/15/2035	10,187	10,548
AbbVie, Inc. 5.40% 3/15/2054	19,500	19,403
AbbVie, Inc. 5.60% 3/15/2055	9,522	9,750
Amgen, Inc. 5.15% 3/2/2028	3,249	3,325
Amgen, Inc. 3.00% 2/22/2029	400	385
Amgen, Inc. 4.05% 8/18/2029	8,900	8,868
Amgen, Inc. 5.25% 3/2/2030	20,000	20,736
Amgen, Inc. 4.20% 3/1/2033	10,415	10,133
Amgen, Inc. 5.25% 3/2/2033	27,070	28,049
Amgen, Inc. 5.60% 3/2/2043	7,101	7,199
Amgen, Inc. 4.875% 3/1/2053	7,808	6,968
Amgen, Inc. 5.65% 3/2/2053	41,418	41,341
Amgen, Inc. 4.40% 2/22/2062	4,544	3,640
Amgen, Inc. 5.75% 3/2/2063	2,631	2,627
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,564
AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	35,293
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	5,030
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,773
AstraZeneca Finance, LLC 2.25% 5/28/2031	2,213	2,004
AstraZeneca Finance, LLC 5.00% 2/26/2034	13,550	13,980
AstraZeneca PLC 3.375% 11/16/2025	5,000	4,993
Banner Health 1.897% 1/1/2031	5,000	4,439
Banner Health 2.913% 1/1/2051	6,005	3,863
Baxter International, Inc. 1.915% 2/1/2027	23,217	22,511
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,742
Bayer US Finance II, LLC 4.25% 12/15/2025 (h)	2,251	2,249
Bayer US Finance, LLC 6.125% 11/21/2026 (h)	23,901	24,322
Bayer US Finance, LLC 6.25% 1/21/2029 (h)	13,802	14,519
Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	5,438
Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	19,010
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,406
Bristol-Myers Squibb Co. 3.40% 7/26/2029	25,000	24,382
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,175	2,256
American Balanced Fund — Page 58 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 5.65% 2/22/2064	USD14,500	$14,391
Centene Corp. 4.25% 12/15/2027	57,781	56,788
Cigna Group (The) 1.25% 3/15/2026	9,398	9,269
Cigna Group (The) 5.25% 1/15/2036	30,500	30,901
Cigna Group (The) 6.00% 1/15/2056	20,500	21,281
CVS Health Corp. 5.00% 1/30/2029	18,658	19,029
CVS Health Corp. 5.40% 6/1/2029	16,914	17,494
CVS Health Corp. 5.25% 1/30/2031	10,000	10,296
CVS Health Corp. 5.55% 6/1/2031	72,404	75,762
CVS Health Corp. 5.70% 6/1/2034	18,668	19,489
CVS Health Corp. 6.05% 6/1/2054	12,000	12,147
CVS Health Corp. 6.20% 9/15/2055	19,064	19,635
Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,950
Elevance Health, Inc. 5.20% 2/15/2035	3,064	3,124
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,570
Elevance Health, Inc. 5.70% 9/15/2055	31,000	30,748
Eli Lilly and Co. 3.375% 3/15/2029	77	76
Eli Lilly and Co. 4.70% 2/27/2033	10,105	10,315
Eli Lilly and Co. 5.10% 2/12/2035	34,660	35,871
Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,419
Eli Lilly and Co. 5.55% 10/15/2055	18,935	19,494
Eli Lilly and Co. 4.95% 2/27/2063	330	305
Eli Lilly and Co. 5.65% 10/15/2065	11,565	11,951
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,154
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	5,167
Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	10,357
HCA, Inc. 3.375% 3/15/2029	1,118	1,085
HCA, Inc. 3.625% 3/15/2032	1,450	1,361
HCA, Inc. 4.375% 3/15/2042	399	342
HCA, Inc. 4.625% 3/15/2052	379	313
Humana, Inc. 3.70% 3/23/2029	4,608	4,504
Humana, Inc. 5.375% 4/15/2031	12,962	13,337
Humana, Inc. 5.55% 5/1/2035	29,152	29,715
Humana, Inc. 5.75% 4/15/2054	6,066	5,794
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,039	10,112
Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,060
Novant Health, Inc. 3.168% 11/1/2051	25,939	17,626
Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,570
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,421
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,192
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	25,043
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	787
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,641
Pfizer, Inc. 2.625% 4/1/2030	15,000	14,071
Roche Holdings, Inc. 4.203% 9/9/2029 (h)	17,520	17,613
Roche Holdings, Inc. 4.592% 9/9/2034 (h)	8,771	8,774
Sharp HealthCare 2.68% 8/1/2050	15,620	9,826
Summa Health 3.511% 11/15/2051	17,193	13,962
Sutter Health 5.164% 8/15/2033	9,905	10,185
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	34,501	35,082
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	8,701	8,971
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,307
UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,924
UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	20,437
American Balanced Fund — Page 59 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.30% 2/15/2030	USD2,899	$3,019
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	980
UnitedHealth Group, Inc. 4.65% 1/15/2031	20,000	20,276
UnitedHealth Group, Inc. 4.95% 1/15/2032	42,546	43,607
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,095
UnitedHealth Group, Inc. 5.35% 2/15/2033	25,000	26,137
UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	14,056
UnitedHealth Group, Inc. 5.30% 6/15/2035	24,244	25,072
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,690	20,593
UnitedHealth Group, Inc. 5.95% 6/15/2055	45,250	47,211
Viatris, Inc. 4.00% 6/22/2050	29,847	20,377
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,678
		1,386,959
Industrials 0.29%
Air Lease Corp. 2.875% 1/15/2026	7,997	7,962
Air Lease Corp. 2.20% 1/15/2027	6,085	5,922
Air Lease Corp. 2.10% 9/1/2028	5,824	5,449
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,785
BAE Systems PLC 5.125% 3/26/2029 (h)	19,331	19,914
BAE Systems PLC 5.25% 3/26/2031 (h)	10,863	11,270
BAE Systems PLC 5.30% 3/26/2034 (h)	11,308	11,722
BAE Systems PLC 5.50% 3/26/2054 (h)	2,445	2,484
Boeing Co. (The) 2.75% 2/1/2026	20,502	20,388
Boeing Co. (The) 2.196% 2/4/2026	19,842	19,694
Boeing Co. (The) 3.10% 5/1/2026	4,822	4,791
Boeing Co. (The) 5.04% 5/1/2027	17,340	17,532
Boeing Co. (The) 3.25% 2/1/2028	1,165	1,138
Boeing Co. (The) 3.25% 3/1/2028	3,455	3,374
Boeing Co. (The) 6.298% 5/1/2029	13,899	14,754
Boeing Co. (The) 5.15% 5/1/2030	9,820	10,080
Boeing Co. (The) 3.625% 2/1/2031	4,420	4,236
Boeing Co. (The) 6.388% 5/1/2031	3,696	4,027
Boeing Co. (The) 3.60% 5/1/2034	3,180	2,878
Boeing Co. (The) 6.528% 5/1/2034	37,024	40,958
Boeing Co. (The) 3.25% 2/1/2035	133	116
Boeing Co. (The) 3.50% 3/1/2039	116	94
Boeing Co. (The) 5.705% 5/1/2040	183	187
Boeing Co. (The) 3.90% 5/1/2049	342	259
Boeing Co. (The) 3.75% 2/1/2050	229	169
Boeing Co. (The) 5.805% 5/1/2050	39,286	39,275
Boeing Co. (The) 6.858% 5/1/2054	15,201	17,351
Boeing Co. (The) 5.93% 5/1/2060	12,115	12,112
Boeing Co. (The) 7.008% 5/1/2064	20,378	23,608
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,966
Canadian Pacific Railway Co. 5.20% 3/30/2035	11,531	11,893
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,133	850
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,532	2,395
Carrier Global Corp. 2.493% 2/15/2027	30	29
Carrier Global Corp. 3.377% 4/5/2040	1,080	872
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (h)	29,900	31,401
CSX Corp. 3.80% 3/1/2028	3,590	3,577
CSX Corp. 4.25% 3/15/2029	3,650	3,665
CSX Corp. 5.20% 11/15/2033	5,000	5,227
American Balanced Fund — Page 60 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 5.05% 6/15/2035	USD26,813	$27,399
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,421
John Deere Capital Corp. 5.10% 4/11/2034	30,000	31,051
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	18,489
Lockheed Martin Corp. 4.45% 5/15/2028	13,400	13,554
Masco Corp. 1.50% 2/15/2028	1,996	1,878
Masco Corp. 2.00% 2/15/2031	1,922	1,686
Masco Corp. 3.125% 2/15/2051	110	71
Mexico City Airport Trust 4.25% 10/31/2026	2,800	2,792
Mexico City Airport Trust 3.875% 4/30/2028 (h)	920	900
Mexico City Airport Trust 5.50% 10/31/2046	1,290	1,128
Mexico City Airport Trust 5.50% 7/31/2047	17,195	14,943
Mexico City Airport Trust 5.50% 7/31/2047 (h)	5,367	4,664
Norfolk Southern Corp. 4.45% 3/1/2033	7,243	7,205
Norfolk Southern Corp. 5.10% 5/1/2035	13,125	13,416
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	3,045
Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,709
Norfolk Southern Corp. 5.35% 8/1/2054	36,463	35,951
Paychex, Inc. 5.10% 4/15/2030	7,804	8,034
Paychex, Inc. 5.60% 4/15/2035	1,989	2,084
RTX Corp. 5.00% 2/27/2026	207	208
RTX Corp. 4.125% 11/16/2028	30	30
RTX Corp. 1.90% 9/1/2031	2,015	1,754
RTX Corp. 5.15% 2/27/2033	13,347	13,829
RTX Corp. 5.375% 2/27/2053	5,079	4,972
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026 (h)	10,165	10,040
Siemens Funding BV 5.80% 5/28/2055 (h)	28,035	30,130
Siemens Funding BV 5.90% 5/28/2065 (h)	26,262	28,521
Triton Container International, Ltd. 3.15% 6/15/2031 (h)	19,690	17,569
Union Pacific Corp. 5.10% 2/20/2035	13,463	13,850
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,215
Union Pacific Corp. 3.50% 2/14/2053	3,836	2,775
Union Pacific Corp. 5.60% 12/1/2054	19,150	19,465
Union Pacific Corp. 3.839% 3/20/2060	4,849	3,598
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,677
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (h)	2,434	2,546
Veralto Corp. 5.35% 9/18/2028	35,000	36,136
		760,139
Communication services 0.28%
Alphabet, Inc. 5.25% 5/15/2055	20,143	20,202
Alphabet, Inc. 5.30% 5/15/2065	7,878	7,845
AT&T, Inc. 2.30% 6/1/2027	3,530	3,428
AT&T, Inc. 4.35% 3/1/2029	5,000	5,023
AT&T, Inc. 2.25% 2/1/2032	4,055	3,551
AT&T, Inc. 5.40% 2/15/2034	2,781	2,891
AT&T, Inc. 4.50% 5/15/2035	1,093	1,056
AT&T, Inc. 5.375% 8/15/2035	10,000	10,303
AT&T, Inc. 3.50% 9/15/2053	10,178	7,046
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,956
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,248
Charter Communications Operating, LLC 6.10% 6/1/2029	37,331	39,182
Charter Communications Operating, LLC 2.30% 2/1/2032	30,000	25,676
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,845
American Balanced Fund — Page 61 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 4.80% 3/1/2050	USD32,976	$26,135
Charter Communications Operating, LLC 3.70% 4/1/2051	40,326	26,622
Charter Communications Operating, LLC 3.90% 6/1/2052	100,054	67,814
Charter Communications Operating, LLC 5.25% 4/1/2053	54,978	45,970
Charter Communications Operating, LLC 6.70% 12/1/2055	8,479	8,586
Charter Communications Operating, LLC 5.50% 4/1/2063	20,556	17,238
Comcast Corp. 1.95% 1/15/2031	10,000	8,885
Comcast Corp. 4.80% 5/15/2033	10,000	10,104
Comcast Corp. 5.30% 6/1/2034	8,684	9,012
Comcast Corp. 5.30% 5/15/2035	3,374	3,471
Meta Platforms, Inc. 5.40% 8/15/2054	31,250	30,899
Netflix, Inc. 4.875% 4/15/2028	7,892	8,067
SBA Tower Trust 1.631% 11/15/2026 (h)	99,657	96,767
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,601
T-Mobile USA, Inc. 1.50% 2/15/2026	1,146	1,134
T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,706
T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,471
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,972
T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,279
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,411
T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	19,606
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	15,305
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,589
T-Mobile USA, Inc. 2.40% 3/15/2029	401	378
T-Mobile USA, Inc. 2.55% 2/15/2031	244	222
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	6,018
T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,681
T-Mobile USA, Inc. 5.125% 5/15/2032	40,052	41,231
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,170
T-Mobile USA, Inc. 5.30% 5/15/2035	29,370	30,097
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,134
T-Mobile USA, Inc. 5.75% 1/15/2054	506	506
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,758
Verizon Communications, Inc. 2.355% 3/15/2032	13,908	12,200
Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,662
Verizon Communications, Inc. 5.25% 4/2/2035	43,423	44,174
Verizon Communications, Inc. 5.401% 7/2/2037 (h)	654	665
Verizon Communications, Inc. 2.85% 9/3/2041	858	625
Verizon Communications, Inc. 2.987% 10/30/2056	5,537	3,417
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,631	2,597
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,059	3,775
		741,206
Consumer staples 0.27%
BAT Capital Corp. 4.70% 4/2/2027	1,519	1,530
BAT Capital Corp. 3.557% 8/15/2027	2,014	1,994
BAT Capital Corp. 2.259% 3/25/2028	2,787	2,664
BAT Capital Corp. 3.462% 9/6/2029	1,080	1,047
BAT Capital Corp. 4.906% 4/2/2030	6	6
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,797
BAT Capital Corp. 2.726% 3/25/2031	4,625	4,228
BAT Capital Corp. 4.742% 3/16/2032	3,753	3,779
BAT Capital Corp. 5.35% 8/15/2032	20,000	20,688
BAT Capital Corp. 4.625% 3/22/2033	11,180	11,068
American Balanced Fund — Page 62 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 4.39% 8/15/2037	USD4,744	$4,352
BAT Capital Corp. 7.079% 8/2/2043	27,000	30,576
BAT Capital Corp. 4.54% 8/15/2047	826	693
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,076
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,744
BAT Capital Corp. 6.25% 8/15/2055	41,750	43,686
BAT International Finance PLC 1.668% 3/25/2026	7,024	6,940
BAT International Finance PLC 4.448% 3/16/2028	20,778	20,908
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,761
Campbell’s Co. (The) 4.75% 3/23/2035	3,736	3,625
Coca-Cola Co. 1.00% 3/15/2028	4,324	4,052
Coca-Cola Co. 4.65% 8/14/2034	7,076	7,207
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	6,006
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,467
Constellation Brands, Inc. 4.80% 5/1/2030	1,983	2,012
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,935
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,410
Coty, Inc. 4.75% 1/15/2029 (h)	2,692	2,639
Coty, Inc. 6.625% 7/15/2030 (h)	16,375	16,754
Imperial Brands Finance PLC 4.50% 6/30/2028 (h)	22,882	23,035
Imperial Brands Finance PLC 5.625% 7/1/2035 (h)	9,250	9,440
Imperial Brands Finance PLC 6.375% 7/1/2055 (h)	7,692	7,995
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,320
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,732
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,045
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,974
JBS USA Holding Lux SARL 3.00% 2/2/2029	5,387	5,167
JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,964
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,369
Kroger Co. 5.00% 9/15/2034	17,278	17,434
Kroger Co. 5.50% 9/15/2054	7,826	7,634
Mars, Inc. 4.80% 3/1/2030 (h)	49,160	50,101
Mars, Inc. 5.00% 3/1/2032 (h)	32,707	33,475
Mars, Inc. 5.70% 5/1/2055 (h)	68,831	69,772
Mondelez International, Inc. 5.125% 5/6/2035	10,305	10,509
PepsiCo, Inc. 3.625% 3/19/2050	112	86
PepsiCo, Inc. 2.75% 10/21/2051	275	176
Philip Morris International, Inc. 4.875% 2/13/2026	3,717	3,725
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	8,169
Philip Morris International, Inc. 5.125% 11/17/2027	14,780	15,102
Philip Morris International, Inc. 4.875% 2/15/2028	3,185	3,243
Philip Morris International, Inc. 5.625% 11/17/2029	11,316	11,911
Philip Morris International, Inc. 5.125% 2/15/2030	27,212	28,134
Philip Morris International, Inc. 4.375% 4/30/2030	9,190	9,235
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,311
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,360
Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,474
Philip Morris International, Inc. 4.75% 11/1/2031	31,639	32,200
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,335
Philip Morris International, Inc. 4.90% 11/1/2034	27,205	27,437
Philip Morris International, Inc. 4.875% 4/30/2035	48,875	48,928
Sysco Corp. 3.15% 12/14/2051	535	358
		720,794
American Balanced Fund — Page 63 of 87

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.23%	Principal amount (000)	Value (000)
Accenture Capital, Inc. 4.25% 10/4/2031	USD20,724	$20,706
Accenture Capital, Inc. 4.50% 10/4/2034	19,774	19,514
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,330
Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,506
Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,935
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,446
Broadcom Corp. 3.875% 1/15/2027	12	12
Broadcom, Inc. 4.00% 4/15/2029 (h)	219	218
Broadcom, Inc. 4.15% 4/15/2032 (h)	2,471	2,424
Broadcom, Inc. 3.469% 4/15/2034 (h)	304	278
Broadcom, Inc. 5.20% 7/15/2035	50,500	52,065
Broadcom, Inc. 3.187% 11/15/2036 (h)	588	502
Broadcom, Inc. 4.90% 2/15/2038	27,311	27,177
Cisco Systems, Inc. 4.85% 2/26/2029	25,000	25,661
Cisco Systems, Inc. 5.10% 2/24/2035	40,612	42,022
Intel Corp. 3.05% 8/12/2051	4,265	2,708
Intel Corp. 5.60% 2/21/2054	21,967	21,107
Intuit, Inc. 1.35% 7/15/2027	1,101	1,054
Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,319
Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,857
Microchip Technology, Inc. 5.05% 2/15/2030	12,476	12,762
Oracle Corp. 4.80% 9/26/2032	35,000	35,054
Oracle Corp. 5.20% 9/26/2035	50,935	51,235
Oracle Corp. 5.875% 9/26/2045	20,000	20,066
Oracle Corp. 5.55% 2/6/2053	799	756
Oracle Corp. 6.00% 8/3/2055	40,436	40,622
Oracle Corp. 5.95% 9/26/2055	35,467	35,382
Oracle Corp. 6.10% 9/26/2065	29,468	29,436
SK hynix, Inc. 6.375% 1/17/2028 (h)	10,000	10,451
Synopsys, Inc. 5.15% 4/1/2035	45,584	46,389
Synopsys, Inc. 5.70% 4/1/2055	7,681	7,757
Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,433
Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,823
Texas Instruments, Inc. 5.10% 5/23/2035	19,500	20,116
Texas Instruments, Inc. 5.15% 2/8/2054	20,750	20,025
TSMC Global, Ltd. 4.375% 7/22/2027 (h)	332	334
		610,482
Real estate 0.13%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,705
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,314
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,779
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	3,001
American Tower Corp. 1.45% 9/15/2026	3,032	2,959
American Tower Corp. 3.60% 1/15/2028	3,750	3,705
American Tower Corp. 2.30% 9/15/2031	732	647
American Tower Corp. 2.95% 1/15/2051	3,750	2,433
Boston Properties, LP 2.90% 3/15/2030	47,006	43,664
Boston Properties, LP 3.25% 1/30/2031	20,599	19,162
Boston Properties, LP 2.55% 4/1/2032	49,079	42,454
Boston Properties, LP 6.50% 1/15/2034	22,812	24,616
Boston Properties, LP 5.75% 1/15/2035	19,203	19,641
COPT Defense Properties, LP 2.00% 1/15/2029	301	279
COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,286
American Balanced Fund — Page 64 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
COPT Defense Properties, LP 2.90% 12/1/2033	USD6,496	$5,503
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (h)	7,150	6,650
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,676
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,148
ERP Operating, LP 4.65% 9/15/2034	4,736	4,684
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,383
Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,656
GLP Capital, LP 4.00% 1/15/2030	5,000	4,846
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,815
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	43,922	44,820
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	1,170	1,228
Prologis, LP 4.875% 6/15/2028	5,969	6,107
Prologis, LP 4.75% 6/15/2033	10,929	11,030
Prologis, LP 5.00% 3/15/2034	2,650	2,694
Prologis, LP 5.00% 1/31/2035	5,735	5,816
Prologis, LP 5.25% 6/15/2053	273	264
Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,376
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,720
Public Storage Operating Co. 2.30% 5/1/2031	1,855	1,669
Scentre Group Trust 1 3.25% 10/28/2025 (h)	1,780	1,778
Scentre Group Trust 1 3.75% 3/23/2027 (h)	7,630	7,583
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	6,082
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,587
VICI Properties, LP 4.75% 4/1/2028	10,834	10,953
		330,713
Materials 0.07%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	1,086	1,085
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	7,002
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,870
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	302
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	140
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	9,737	10,128
Celanese US Holdings, LLC 6.665% 7/15/2027	19,717	20,239
Celanese US Holdings, LLC 6.879% 7/15/2032	2,094	2,141
Celanese US Holdings, LLC 7.20% 11/15/2033	7,724	8,035
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (h)	7,829	7,968
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033 (h)	299	300
Dow Chemical Co. (The) 5.35% 3/15/2035	7,668	7,628
Dow Chemical Co. (The) 5.65% 3/15/2036	3,919	3,940
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,792
Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	5,160
Dow Chemical Co. (The) 5.95% 3/15/2055	20,250	19,256
EIDP, Inc. 4.80% 5/15/2033	1,086	1,094
JH North America Holdings, Inc. 5.875% 1/31/2031 (h)	3,845	3,907
JH North America Holdings, Inc. 6.125% 7/31/2032 (h)	3,730	3,824
LYB International Finance III, LLC 1.25% 10/1/2025	14,881	14,881
LYB International Finance III, LLC 6.15% 5/15/2035	2,636	2,749
Minera Mexico, SA de CV, 5.625% 2/12/2032 (h)	30,680	31,692
Mosaic Co. 4.05% 11/15/2027	4,490	4,478
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	6,326	6,521
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	14,682	15,121
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,725
Sherwin-Williams Co. 3.80% 8/15/2049	80	61
American Balanced Fund — Page 65 of 87

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 3.30% 5/15/2050	USD1,500	$1,046
Westlake Corp. 4.375% 11/15/2047	1,500	1,185
		189,270
Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	8,074
Total corporate bonds, notes & loans		16,806,576
Asset-backed obligations 2.51% Auto loan 1.07%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (d)(h)	1,357	1,358
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (d)(h)	3,891	3,894
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (d)(h)	5,925	5,949
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (d)(h)	1,664	1,667
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (d)(h)	2,196	2,206
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (d)(h)	4,632	4,655
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (d)(h)	12,578	12,719
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (d)(h)	14,562	14,942
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (d)(h)	29,744	30,113
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (d)(h)	9,497	9,701
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (d)(h)	6,144	6,176
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (d)(h)	12,883	12,995
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (d)	480	477
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (d)	20,192	20,011
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (d)	11,077	11,165
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (d)	32,676	32,926
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (d)(h)	1,543	1,545
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (d)(h)	1,294	1,298
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (d)(h)	45,712	45,474
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (d)(h)	3,227	3,216
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (d)(h)	75,784	74,355
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (d)(h)	13,825	13,565
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (d)(h)	1,542	1,513
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(h)	8,650	8,727
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (d)(h)	3,228	3,271
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (d)(h)	2,750	2,792
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(h)	15,110	15,437
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (d)(h)	10,000	10,132
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (d)(h)	19,885	20,360
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (d)(h)	9,510	9,855
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (d)(h)	12,400	12,772
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(h)	3,763	3,816
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(h)	28,032	29,236
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (d)(h)	7,175	7,544
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (d)(h)	15,860	16,430
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (d)(h)	2,846	2,962
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (d)(h)	16,000	16,526
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (d)(h)	3,342	3,452
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(h)	11,358	11,473
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (d)	1,164	1,165
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (d)	355	355
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (d)	7,756	7,774
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (d)	8,007	8,021
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (d)	2,847	2,855
American Balanced Fund — Page 66 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (d)	USD6,448	$6,459
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (d)	6,126	6,162
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (d)	9,466	9,508
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (d)	2,220	2,244
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (d)	15,155	15,243
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (d)	25,773	25,861
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (d)	9,797	10,001
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (d)	7,401	7,432
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (d)	11,925	11,970
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (d)	3,659	3,666
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (d)	37,004	37,455
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (d)	2,458	2,466
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (d)	4,489	4,621
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027 (d)(h)	635	635
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (d)(h)	6,754	6,773
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (d)(h)	3,110	3,133
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (d)	379	369
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (d)	2,553	2,506
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (d)(h)	4,596	4,641
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (d)(h)	1,269	1,270
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (d)(h)	5,704	5,716
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (d)(h)	5,246	5,258
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (d)(h)	5,433	5,437
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (d)(h)	29,108	29,545
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(h)	35,542	35,935
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (d)(h)	19,285	19,555
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (d)(h)	2,995	3,039
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (d)(h)	8,803	8,916
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (d)(h)	16,738	16,871
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (d)(h)	2,151	2,157
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (d)(h)	605	606
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (d)(h)	1,168	1,168
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (d)(h)	3,027	3,049
CPS Auto Receivables Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (d)(h)	15,364	15,412
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (d)(h)	2,951	2,958
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (d)(h)	13,097	13,242
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (d)(h)	394	403
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (d)(h)	5,048	5,120
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(h)	6,923	6,966
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (d)	1,457	1,458
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (d)	7,110	7,121
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (d)	8,538	8,582
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (d)	6,146	6,230
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (d)	13,117	13,123
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (d)(h)	2,089	2,099
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(h)	14,553	14,632
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (d)(h)	7,134	7,160
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (d)(h)	7,766	7,778
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (d)(h)	2,467	2,468
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (d)(h)	5,887	5,915
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (d)(h)	5,323	5,370
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (d)(h)	4,751	4,844
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (d)(h)	6,047	6,262
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (d)	7,188	7,120
American Balanced Fund — Page 67 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (d)	USD4,033	$4,035
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028 (d)	6,773	6,776
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (d)	4,361	4,370
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (d)	1,778	1,788
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (d)	4,663	4,664
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (d)	6,808	6,825
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (d)	4,956	4,973
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (d)	6,250	6,260
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (d)	3,884	3,976
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (d)	7,232	7,337
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (d)	25,639	25,858
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (d)	6,376	6,404
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (d)	8,879	8,969
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (d)	9,082	9,107
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (d)	6,028	6,103
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (d)	9,760	9,986
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (d)	8,067	8,119
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (d)	7,612	7,686
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (d)	9,492	9,714
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (d)	13,416	13,667
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (d)	9,878	9,944
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (d)	34,257	34,668
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (d)	26,811	27,274
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (d)(h)	6,461	6,522
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (d)(h)	4,871	4,888
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029 (d)(h)	5,851	5,859
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (d)(h)	1,955	1,950
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (d)(h)	990	973
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030 (d)(h)	5,000	4,934
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (d)	7,399	7,418
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (d)	1,989	2,002
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(h)	26,615	27,487
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (d)(e)(h)	61,000	62,534
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(h)	13,105	13,175
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (d)(h)	1,363	1,364
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (d)(h)	2,689	2,695
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (d)(h)	2,763	2,773
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (d)(h)	7,143	7,176
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (d)(h)	8,588	8,673
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (d)(h)	6,394	6,450
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (d)(h)	4,567	4,588
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (d)(h)	8,920	8,991
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (d)(h)	2,414	2,436
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (d)(h)	2,182	2,233
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (d)(h)	9,026	9,128
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (d)(h)	16,572	16,754
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (d)(h)	5,212	5,292
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (d)(h)	3,347	3,429
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (d)(h)	13,069	13,125
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (d)(h)	11,932	12,196
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (d)(h)	11,421	11,568
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (d)(h)	13,143	13,440
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (d)(h)	5,987	6,063
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (d)(h)	3,473	3,497
American Balanced Fund — Page 68 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(h)	USD5,861	$5,878
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (d)(h)	4,114	4,146
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(h)	8,597	8,651
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (d)(h)	6,138	6,217
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (d)(h)	6,560	6,606
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (d)(h)	1,021	1,040
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (d)	3,005	3,009
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (d)(h)	22,705	23,553
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(h)	38,047	39,935
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(h)	61,215	62,060
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (d)	9,490	9,552
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (d)(h)	17,626	17,783
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (d)(h)	8,150	8,282
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (d)(h)	9,146	9,202
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (d)(h)	61,371	59,620
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028 (d)(h)	8,792	8,500
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (d)(h)	5,075	4,900
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (d)(h)	22,138	21,987
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (d)(h)	18,253	19,107
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(h)	111,172	108,416
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(h)	14,511	14,105
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(h)	7,776	7,569
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (d)(h)	14,231	14,505
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(h)	30,334	30,987
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(h)	6,543	6,610
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (d)	2,079	2,085
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (d)(h)	15,861	15,966
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (d)(h)	3,028	3,048
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (d)	13,551	13,690
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (d)(h)	45	45
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (d)(h)	4,317	4,321
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (d)(h)	5,786	5,805
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (d)(h)	971	973
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (d)(h)	7,344	7,355
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (d)(h)	17,568	17,691
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(h)	7,194	7,225
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(h)	2,219	2,238
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(h)	3,358	3,363
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (d)	4,770	4,832
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (d)	6,743	6,801
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (d)(h)	6,190	6,187
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (d)(h)	2,199	2,193
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (d)(h)	800	801
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (d)(h)	6,186	6,196
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (d)(h)	6,547	6,564
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (d)(h)	12,218	12,283
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (d)(h)	4,938	4,954
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (d)(h)	3,815	3,829
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (d)(h)	2,983	3,015
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (d)(h)	1,690	1,728
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (d)(h)	491	491
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (d)(h)	7,592	7,618
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (d)	1,230	1,230
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (d)	1,064	1,067
American Balanced Fund — Page 69 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (d)	USD2,078	$2,081
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (d)	5,580	5,595
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (d)	4,300	4,318
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (d)	8,038	8,071
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (d)	2,631	2,634
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (d)	5,797	5,810
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (d)	18,459	18,539
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (d)	20,096	20,339
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (d)	44,712	44,875
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (d)	4,972	4,998
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (d)	12,138	12,328
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (d)	8,547	8,620
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (d)	1,407	1,427
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (d)	9,491	9,584
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (d)	10,034	10,225
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (d)	6,376	6,418
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (d)	13,412	13,592
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (d)	12,336	12,432
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (d)(h)	11,583	11,619
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (d)(h)	119	119
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(h)	10,635	10,708
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (d)(h)	3,902	3,914
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(h)	1,168	1,179
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(h)	4,932	4,977
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (d)(h)	11,564	11,581
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (d)(h)	13,606	13,706
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (d)(h)	2,222	2,280
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(h)	12,902	12,982
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (d)(h)	3,535	3,641
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (d)(h)	6,614	6,670
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (d)	16,229	16,334
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (d)	7,901	8,020
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (d)(h)(l)	13,962	10,294
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (d)(h)	15,293	15,320
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (d)(h)	2,655	2,658
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (d)(h)	6,450	6,470
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (d)(h)	2,109	2,120
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (d)(h)	2,590	2,629
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(h)	8,343	8,401
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (d)(h)	3,058	3,085
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (d)(h)	3,165	3,161
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (d)(h)	2,797	2,801
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (d)(h)	12,990	13,006
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(h)	21,516	21,555
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (d)(h)	677	678
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(h)	12,741	12,811
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (d)(h)	11,868	11,954
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (d)(h)	5,491	5,526
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (d)(h)	10,243	10,293
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (d)(h)	9,545	9,676
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (d)(h)	4,187	4,239
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (d)(h)	5,314	5,466
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (d)(h)	5,627	5,756
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (d)(h)	28,358	28,467
American Balanced Fund — Page 70 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (d)(h)	USD16,701	$16,830
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (d)(h)	7,827	7,929
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (d)(h)	17,000	17,296
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (d)(h)	18,000	18,245
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (d)(h)	6,004	6,153
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (d)(h)	14,985	15,141
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (d)(h)	19,367	19,617
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (d)(h)	7,216	7,373
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (d)(h)	11,755	11,824
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (d)(h)	5,364	5,386
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (d)(h)	18,415	18,640
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (d)(h)	25,244	25,512
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (d)(h)	18,594	18,785
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (d)	4,704	4,713
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (d)	18,199	18,319
		2,812,480
Other asset-backed securities 1.00%
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (d)(h)	1,461	1,466
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(h)	40,547	40,708
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (d)(h)	12,687	12,768
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (d)(h)	8,403	8,399
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (d)(h)	12,111	12,168
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (d)(h)	3,003	3,006
APL Finance, LLC, Series 2025-1A, Class A, 5.39% 3/20/2036 (d)(h)	16,218	16,218
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(h)	44,759	45,315
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (d)(h)	11,244	11,511
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (d)(h)	1,337	1,343
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (d)(h)	11,907	12,151
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (d)(h)	10,029	10,164
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(h)	800	792
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (d)(h)	1,715	1,681
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (d)(h)	15,881	15,021
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (d)(h)	2,409	2,299
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (d)(h)	2,474	2,485
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (d)(h)	1,235	1,251
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (d)(h)	20,335	20,454
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (d)(h)	18,739	19,059
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(h)	39,728	37,069
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (d)(h)	16,164	15,094
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (d)(h)	732	726
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(h)	69,408	70,572
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (d)(h)	12,230	12,383
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(h)	96,220	83,174
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(h)	19,712	16,747
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (d)(h)	15,185	10,807
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (d)(h)	1,579	1,108
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(h)	49,306	41,292
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (d)(h)	7,528	5,901
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (d)(h)	52,952	51,391
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (d)(h)	43,295	41,607
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (d)(h)	4,255	4,272
American Balanced Fund — Page 71 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(h)	USD16,513	$15,495
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(h)	16,340	15,312
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(h)	22,533	21,177
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(h)	17,849	16,515
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (d)(h)	1,278	1,182
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (d)	4,729	4,741
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (d)(h)	12,419	12,605
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (d)(h)	4,468	4,529
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (d)	28,323	28,590
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (d)(h)	6,096	6,144
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (d)(h)	2,881	2,897
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (d)(h)	8,835	9,030
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (d)(h)	1,929	1,999
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(h)	4,303	4,028
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(h)	37,862	38,466
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (d)(h)	2,050	2,089
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(h)	14,114	14,264
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(h)	12,289	11,687
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (d)(h)	1,693	1,610
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(h)	2,775	2,578
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (d)(h)	55,204	55,311
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (d)(h)	7,232	7,049
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(h)	35,894	34,434
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(h)	937	905
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(h)	51,523	49,277
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(h)	54,055	50,376
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(h)	61,333	57,600
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (d)(h)	3,971	3,687
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (d)(h)	3,582	3,600
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(h)	29,881	30,238
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (d)(h)	2,565	2,597
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (d)(h)	7,453	7,511
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (d)	12,300	12,438
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (d)(h)	8,096	8,146
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (d)(h)	4,717	4,755
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(h)	1,368	1,379
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (d)(h)	50,929	48,368
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(h)	250,811	210,041
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (d)(h)	3,958	2,688
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (d)(h)	9,000	9,074
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(h)	8,376	8,418
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (d)(h)	10,157	10,203
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (d)(h)	6,822	6,924
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(h)	12,238	12,322
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (d)(h)	8,928	8,960
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (d)(h)	2,030	2,043
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (d)(h)	3,667	3,675
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (d)(h)	10,662	10,758
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(h)	8,845	8,916
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (d)(h)	3,805	3,831
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.00% 1/15/2028 (d)(e)(h)	14,516	14,534
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.172% 4/15/2028 (d)(e)(h)	15,000	15,023
American Balanced Fund — Page 72 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (d)(h)	USD36,810	$37,054
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (d)(h)	9,986	10,178
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (d)	15,876	16,176
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (d)	13,836	13,233
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (d)(h)	8,174	8,196
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(h)	6,878	7,049
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.85% 9/15/2039 (d)(e)(h)	3,741	3,764
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (d)(h)	10,436	10,461
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (d)(h)	1,118	1,124
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (d)(h)	9,540	9,620
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029 (d)(h)	61	61
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (d)(h)	1,130	1,136
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (d)(h)	3,281	3,306
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (d)(h)	4,372	4,387
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (d)(h)	4,434	4,559
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (d)(h)	4,885	5,012
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (d)(h)	30,545	30,847
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (d)(h)	16,862	15,925
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (d)(h)	3,104	2,950
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (d)(h)	28,344	26,812
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(h)	17,209	16,746
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (d)(h)	16,573	16,424
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(h)	9,298	8,990
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (d)(h)	6,353	6,134
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (d)(h)	20,595	20,634
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (d)(h)	24,314	24,447
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (d)(h)	37,112	37,660
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (d)(h)	37,112	38,121
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(h)	10,709	10,417
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (d)	33,163	33,553
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (d)	39,744	40,468
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(h)	28,504	27,119
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (d)(h)	10,050	9,678
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(h)	19,566	18,429
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (d)(h)	2,932	2,790
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(h)	1,905	1,799
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(h)	23,882	22,279
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (d)(h)	1,028	955
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(h)	49,041	46,055
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)(h)	26,591	26,676
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (d)(h)	12,622	12,000
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (d)(h)	10,421	9,522
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (d)(h)	378	344
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (d)(h)	504	513
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (d)(h)	25,463	25,702
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(h)	91,641	85,972
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(h)	2,379	2,283
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (d)(h)	27,546	25,475
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (d)(h)	1,005	928
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(h)	8,055	8,080
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (d)(h)	28,651	28,687
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(h)	8,649	8,699
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(h)	6,208	6,329
American Balanced Fund — Page 73 of 87

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (d)	USD27,148	$27,199
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (d)(i)	77,422	77,512
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (d)	42,675	43,634
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (d)(h)	44,216	45,055
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (d)	18,581	18,572
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (d)(h)	8,341	8,611
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (d)(h)	14,123	14,508
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(h)	9,047	9,069
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(h)	5,363	5,396
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (d)(h)	2,877	2,878
		2,638,613
Collateralized loan obligations 0.31%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.455% 4/20/2032 (d)(e)(h)	13,782	13,788
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.855% 1/19/2033 (d)(e)(h)	5,520	5,534
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 6.082% 10/20/2034 (d)(e)(h)	1,843	1,847
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.425% 1/20/2033 (d)(e)(h)	12,323	12,341
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.604% 2/20/2036 (d)(e)(h)	55,356	55,427
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.115% 5/17/2031 (d)(e)(h)	20,772	20,763
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.385% 5/17/2031 (d)(e)(h)	13,891	13,877
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.605% 4/26/2031 (d)(e)(m)	9,325	9,329
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.398% 10/15/2030 (d)(e)(h)	9,627	9,630
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.679% 1/15/2031 (d)(e)(h)	2,067	2,069
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.549% 4/15/2031 (d)(e)(h)	1,114	1,115
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 5.333% 7/15/2036 (d)(e)(h)	14,120	14,141
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.375% 10/20/2032 (d)(e)(h)	8,011	8,013
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (d)(e)(h)	9,928	9,932
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (d)(e)(h)	5,252	5,258
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.375% 1/20/2031 (d)(e)(h)	6,140	6,148
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.575% 7/20/2036 (d)(e)(h)	14,946	14,946
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.759% 1/15/2031 (d)(e)(h)	753	753
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.638% 4/15/2033 (d)(e)(h)	16,000	16,034
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.659% 7/16/2031 (d)(e)(h)	5,330	5,332
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.545% 7/27/2031 (d)(e)(h)	814	814
American Balanced Fund — Page 74 of 87

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.568% 7/15/2036 (d)(e)(h)	USD13,393	$13,405
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (d)(e)(h)	88,225	87,896
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (d)(e)(h)	21,592	21,602
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (d)(e)(h)	25,835	25,831
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.55% 7/25/2030 (d)(e)(h)	8,478	8,486
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.539% 4/16/2031 (d)(e)(m)	704	704
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.319% 7/24/2031 (d)(e)(h)	3,020	3,021
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.318% 1/15/2033 (d)(e)(h)	39,489	39,488
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.768% 1/15/2033 (d)(e)(h)	21,286	21,285
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.018% 1/15/2033 (d)(e)(h)	6,000	5,995
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.418% 4/15/2031 (d)(e)(h)	3,561	3,561
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 5.125% 5/18/2034 (d)(e)(h)	5,125	5,122
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.672% 4/17/2036 (d)(e)(h)	15,000	15,021
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.668% 7/15/2037 (d)(e)(h)	12,963	12,996
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.625% 4/20/2033 (d)(e)(h)	19,204	19,211
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.358% 4/15/2032 (d)(e)(h)	19,989	19,988
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (d)(e)(h)	48,049	48,048
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.745% 4/20/2036 (d)(e)(h)	20,000	20,040
Teachers Insurance and Annuity Association of AME., CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.729% 1/16/2031 (d)(e)(h)	151	151
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.368% 4/15/2034 (d)(e)(h)	32,456	32,489
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (d)(e)(h)	10,377	10,377
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.025% 1/20/2032 (d)(e)(h)	9,000	9,007
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 5.309% 4/25/2033 (d)(e)(h)	21,405	21,463
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.515% 1/20/2037 (d)(e)(h)	72,350	72,348
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.463% 9/7/2030 (d)(e)(h)	808	808
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.661% 7/18/2031 (d)(e)(h)	7,029	7,031
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.717% 4/20/2032 (d)(e)(h)	6,747	6,752
American Balanced Fund — Page 75 of 87

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 5.325% 4/20/2037 (d)(e)(h)	USD19,735	$19,592
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.518% 10/15/2031 (d)(e)(h)	16,014	16,014
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.118% 10/15/2031 (d)(e)(h)	6,957	6,957
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.525% 10/20/2030 (d)(e)(h)	2,426	2,426
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.125% 10/20/2030 (d)(e)(h)	17,000	17,020
		821,226
Credit card 0.06%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(h)	33,250	33,333
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028 (d)	10,702	10,712
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (d)	18,221	18,181
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (d)(h)	3,023	3,042
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027 (d)	4,513	4,515
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (d)(h)	956	967
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (d)	20,870	21,285
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (d)	22,257	22,743
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(h)	3,233	3,263
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(h)	2,595	2,615
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (d)	39,226	39,448
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (d)	8,090	8,270
		168,374
Student loan 0.05%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)(h)	12,659	12,798
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(h)	17,711	16,164
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (d)(h)	18,601	16,831
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(h)	33,912	31,790
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(h)	18,945	17,894
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(h)	32,117	30,398
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (d)(h)	5,370	5,522
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.995% 1/15/2053 (d)(e)(h)	10,913	10,816
		142,213
Franchise/equipment 0.02%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (d)(h)	20,434	20,768
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (d)(h)	17,190	17,618
		38,386
Total asset-backed obligations		6,621,292
Bonds & notes of governments & government agencies outside the U.S. 0.81% Mexico 0.36%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (h)	528,360	536,713
United Mexican States 6.00% 5/13/2030	29,175	30,679
United Mexican States 4.75% 4/27/2032	19,875	19,475
United Mexican States 5.85% 7/2/2032	20,000	20,673
United Mexican States 5.375% 3/22/2033	15,510	15,518
United Mexican States 3.50% 2/12/2034	9,008	7,846
American Balanced Fund — Page 76 of 87

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Mexico (continued)	Principal amount (000)	Value (000)
United Mexican States 4.50% 3/19/2034	EUR17,000	$20,413
United Mexican States 6.00% 5/7/2036	USD170,510	174,705
United Mexican States 6.875% 5/13/2037	49,420	53,423
United Mexican States 5.125% 3/19/2038	EUR17,000	20,477
United Mexican States 6.338% 5/4/2053	USD6,235	6,078
United Mexican States 7.375% 5/13/2055	17,730	19,512
United Mexican States 3.771% 5/24/2061	13,292	8,410
		933,922
Greece 0.16%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR29,410	35,970
Greece (Hellenic Republic of) 4.25% 6/15/2033	44,120	55,755
Greece (Hellenic Republic of) 3.375% 6/15/2034	142,470	168,836
Greece (Hellenic Republic of) 3.625% 6/15/2035	140,000	167,659
		428,220
Canada 0.09%
CPPIB Capital, Inc. 0.875% 9/9/2026 (h)	USD17,827	17,349
CPPIB Capital, Inc. 2.75% 11/2/2027 (h)	23,770	23,277
Hydro-Quebec 9.50% 11/15/2030	22,230	27,566
OMERS Finance Trust 1.10% 3/26/2026 (h)	26,770	26,399
OMERS Finance Trust 3.50% 4/19/2032 (h)	33,621	32,269
OMERS Finance Trust 4.00% 4/19/2052 (h)	33,621	26,480
Ontario (Province of) 3.90% 9/4/2030	36,249	36,279
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (h)	18,000	17,750
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,808
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	19,069
		249,246
Japan 0.07%
Development Bank of Japan, Inc. 1.25% 10/20/2026 (h)	18,000	17,512
Development Bank of Japan, Inc. 1.75% 10/20/2031 (h)	12,582	10,995
Japan, Series 86, 2.40% 3/20/2055	JPY22,740,850	134,139
Japan Bank for International Cooperation 1.25% 1/21/2031	USD27,682	24,134
		186,780
Peru 0.03%
Peru (Republic of) 1.862% 12/1/2032	40,334	33,352
Peru (Republic of) 5.875% 8/8/2054	8,925	8,983
Peru (Republic of) 2.78% 12/1/2060	40,618	22,779
		65,114
Colombia 0.02%
Colombia (Republic of) 7.50% 2/2/2034	2,451	2,582
Colombia (Republic of) 8.00% 11/14/2035	39,549	42,535
		45,117
Supra National 0.01%
European Investment Bank 0.75% 10/26/2026	19,007	18,400
European Investment Bank 0.625% 10/21/2027	7,655	7,202
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,464
		34,066
American Balanced Fund — Page 77 of 87

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) State of Kuwait 0.01%	Principal amount (000)	Value (000)
Kuwait (State of) 4.652% 10/9/2035 (h)	USD29,585	$29,585
Indonesia 0.01%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY800,000	5,362
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,700,000	17,918
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD3,000	3,098
		26,378
Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	8,035	8,843
Panama (Republic of) 2.252% 9/29/2032	19,671	15,962
		24,805
Hungary 0.01%
Hungary (Republic of) 2.125% 9/22/2031 (h)	14,164	12,186
Hungary (Republic of) 3.125% 9/21/2051 (h)	17,678	11,185
		23,371
Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (h)	16,195	16,551
Saudi Arabia (Kingdom of) 4.75% 1/18/2028 (h)	4,883	4,956
Saudi Arabia (Kingdom of) 4.875% 7/18/2033 (h)	310	315
		21,822
Philippines 0.01%
Philippines (Republic of) 6.375% 10/23/2034	19,260	21,737
Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (h)	7,101	7,134
Qatar (State of) 4.817% 3/14/2049 (h)	7,101	6,787
		13,921
Germany 0.00%
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	11,674
Chile 0.00%
Chile (Republic of) 3.10% 1/22/2061	15,816	9,827
Total bonds & notes of governments & government agencies outside the U.S.		2,125,585
Municipals 0.25% California 0.03%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,385
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,807
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,730	1,706
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	2,395	2,318
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,265	2,011
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,571
American Balanced Fund — Page 78 of 87

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	USD25,195	$21,156
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,327
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	4,015	3,147
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	345	309
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,203
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,840
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,445
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	2,045
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,208
		90,478
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	42,479
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	39,650
		82,129
Illinois 0.09%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	197,170	200,701
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	26,641	27,185
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,777	5,059
		232,945
Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	58,153
Michigan 0.00%
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,903
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	5,027
		12,930
New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,801
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,373
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	7,980	8,520
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	15,960	17,075
		39,769
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,185	45,266
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	20	20
American Balanced Fund — Page 79 of 87

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.04%	Principal amount (000)	Value (000)
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD93,545	$92,594
Total municipals		654,284
Federal agency bonds & notes 0.03%
Fannie Mae 0.75% 10/8/2027 (j)	11,330	10,700
Fannie Mae 0.875% 8/5/2030	17,097	14,936
Federal Home Loan Bank 5.50% 7/15/2036	600	657
Korea Gas Corp. 5.00% 7/8/2029 (h)	4,334	4,474
Korea Housing Finance Corp. 4.625% 2/24/2028 (h)	19,870	20,142
Tennessee Valley Authority 4.375% 8/1/2034	36,227	36,651
		87,560
Total bonds, notes & other debt instruments (cost: $74,845,272,000)		74,639,529
Investment funds 2.54%	Shares
Capital Group Central Corporate Bond Fund (b)	783,342,267	6,689,743
Total investment funds (cost: $7,567,035,000)		6,689,743
Short-term securities 5.89% Money market investments 5.89%
Capital Group Central Cash Fund 4.17% (b)(n)	154,918,608	15,491,861
Money market investments purchased with collateral from securities on loan 0.00%
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.99% (n)(o)	38,036	38
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.05% (n)(o)	35,501	36
Fidelity Investments Money Market Government Portfolio, Class I 4.04% (n)(o)	35,501	35
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03% (n)(o)	30,429	30
Capital Group Central Cash Fund 4.17% (b)(n)(o)	301	30
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.00% (n)(o)	27,893	28
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (n)(o)	27,893	28
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (n)(o)	23,197	23
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.06% (n)(o)	5,072	5
		253
Total short-term securities (cost: $15,491,314,000)		15,492,114
Total investment securities 101.73% (cost: $182,515,131,000)		267,842,688
Other assets less liabilities (1.73)%		(4,549,496)
Net assets 100.00%		$263,293,192
American Balanced Fund — Page 80 of 87

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
30 Day Federal Funds Futures	Long	11,061	11/3/2025	USD4,421,067	$(1,398)
3 Month SOFR Futures	Short	53,913	3/18/2026	(12,981,577)	(18,478)
3 Month SOFR Futures	Short	2,904	6/17/2026	(700,626)	1,358
2 Year U.S. Treasury Note Futures	Long	134,143	1/6/2026	27,955,192	5,825
5 Year U.S. Treasury Note Futures	Long	34,749	1/6/2026	3,794,428	(13,498)
10 Year Euro-Bund Futures	Short	3,248	12/10/2025	(490,278)	(2,689)
10 Year Japanese Government Bond Futures	Short	404	12/22/2025	(370,958)	2,672
10 Year U.S. Treasury Note Futures	Long	14,702	12/31/2025	1,653,975	(4,538)
10 Year Ultra U.S. Treasury Note Futures	Short	7,959	12/31/2025	(915,907)	3,395
20 Year U.S. Treasury Note Futures	Long	11,747	12/31/2025	1,369,627	24,609
30 Year Ultra U.S. Treasury Bond Futures	Long	19,827	12/31/2025	2,380,479	50,033
					$47,291
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	137,268	JPY	20,190,866	HSBC Bank	10/6/2025	$650
JPY	72,866	USD	498	Citibank	10/6/2025	(5)
JPY	420,000	USD	2,867	Barclays Bank PLC	10/6/2025	(26)
USD	81,642	EUR	69,468	Citibank	10/9/2025	37
USD	116,281	EUR	99,054	HSBC Bank	10/9/2025	(79)
USD	21,182	EUR	17,900	BNP Paribas	10/17/2025	143
USD	6,582	EUR	5,537	Goldman Sachs	10/17/2025	74
USD	42,343	EUR	36,048	Goldman Sachs	10/17/2025	(25)
USD	336,422	EUR	286,265	Morgan Stanley	10/17/2025	(35)
USD	38,089	JPY	5,553,376	Morgan Stanley	10/20/2025	452
USD	32,505	EUR	27,409	Standard Chartered Bank	10/20/2025	285
USD	78,839	EUR	66,687	Morgan Stanley	10/27/2025	408
						$1,879
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2035%	Annual	SOFR	Annual	1/10/2026	USD174,359	$65	$—	$65
4.184%	Annual	SOFR	Annual	1/10/2026	174,359	55	—	55
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	17	—	17
4.27%	Annual	SOFR	Annual	2/16/2026	479,019	504	—	504
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	246	—	246
American Balanced Fund — Page 81 of 87

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.3035%	Annual	SOFR	Annual	2/17/2026	USD142,700	$168	$—	$168
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	144	—	144
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	139	—	139
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	115	—	115
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	113	—	113
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	2,971	—	2,971
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	2,959	—	2,959
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	3,389	—	3,389
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	5,555	—	5,555
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	4,893	—	4,893
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	8,961	—	8,961
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	48	—	48
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	11	—	11
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	(15)	—	(15)
SOFR	Annual	4.186%	Annual	2/18/2027	2,355,520	(21,158)	—	(21,158)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	3,605	—	3,605
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	1,779	—	1,779
SOFR	Annual	3.39981%	Annual	3/31/2027	1,024,400	1,164	—	1,164
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	12,420	—	12,420
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	6,939	—	6,939
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(774)	—	(774)
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	(1,204)	—	(1,204)
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	(1,483)	—	(1,483)
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	(1,793)	—	(1,793)
SOFR	Annual	3.2015%	Annual	2/28/2030	241,538	1,502	—	1,502
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(967)	—	(967)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(471)	—	(471)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(63)	—	(63)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(120)	—	(120)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(112)	—	(112)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(1,253)	—	(1,253)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(427)	—	(427)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(564)	—	(564)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(958)	—	(958)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(804)	—	(804)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(497)	—	(497)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	9,854	—	9,854
SOFR	Annual	3.4245%	Annual	8/15/2032	161,986	531	—	531
SOFR	Annual	3.326%	Annual	9/19/2032	477,983	4,686	—	4,686
SOFR	Annual	3.4225%	Annual	9/22/2032	478,897	1,843	—	1,843
SOFR	Annual	3.473%	Annual	10/2/2032	497,200	401	—	401
SOFR	Annual	3.4805%	Annual	10/2/2032	166,400	56	—	56
SOFR	Annual	3.48%	Annual	10/2/2032	55,509	21	—	21
SOFR	Annual	3.4815%	Annual	10/2/2032	55,557	15	—	15
SOFR	Annual	3.482%	Annual	10/2/2032	54,122	13	—	13
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	2,520	—	2,520
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	(165)	—	(165)
SOFR	Annual	3.583%	Annual	5/15/2035	122,111	487	—	487
American Balanced Fund — Page 82 of 87

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6385%	Annual	10/2/2035	USD246,102	$320	$—	$320
SOFR	Annual	3.8475%	Annual	11/15/2052	59,864	1,085	—	1,085
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	11,064	—	11,064
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	11,002	—	11,002
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	6,476	—	6,476
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	6,060	—	6,060
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	5,785	—	5,785
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	5,665	—	5,665
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	5,772	—	5,772
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	6,734	—	6,734
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	11,998	—	11,998
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	5,820	—	5,820
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	5,643	—	5,643
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	6,373	—	6,373
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	4,456	—	4,456
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	4,199	—	4,199
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	2,991	—	2,991
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	4,042	—	4,042
						$150,846	$—	$150,846
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD763,077	$(17,288)	$(17,034)	$(254)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	2,825,943	(64,030)	(62,759)	(1,271)
					$(81,318)	$(79,793)	$(1,525)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Common stocks 1.08%
Financials 0.54%
Synchrony Financial	$1,359,805	$—	$57,636	$30,258	$95,882	$1,428,309	$17,437
Consumer discretionary 0.21%
Aramark	536,166	—	—	—	15,664	551,830	4,527
Materials 0.33%
Royal Gold, Inc.	562,960	—	—	—	293,457	856,417	5,764
Total common stocks						2,836,556
American Balanced Fund — Page 83 of 87

unaudited
Investments in affiliates (b) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.00%
Financials 0.00%
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (i)	$—	$6,593	$—	$—	$59	$6,652	$58
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029) (i)(p)	35,375	—	36,288	880	33	—	1,348
Synchrony Financial 2.875% 10/28/2031 (p)	17,415	—	18,619	1,171	33	—	707
						6,652
Investment funds 2.54%
Capital Group Central Corporate Bond Fund	6,435,120	385,041	320,000	(52,677)	242,259	6,689,743	235,040
Short-term securities 5.89%
Money market investments 5.89%
Capital Group Central Cash Fund 4.17% (n)	11,595,494	25,529,445	21,631,150	(805)	(1,123)	15,491,861	414,602
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.17% (n)(o)	13,465		13,435 (q)			30	— (r)
Total short-term securities						15,491,891
Total 9.51%				$(21,173)	$646,264	$25,024,842	$679,483
Restricted securities (m)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.605% 4/26/2031 (d)(e)	9/5/2024	$9,337	$9,329	0.00%(s)
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.539% 4/16/2031 (d)(e)	10/28/2022	697	704	0.00 (s)
Total		$10,034	$10,033	0.00%(s)

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	All or a portion of this security was on loan.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Amount less than one thousand.
(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,918,702,000, which represented 5.29% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $524,469,000, which represented 0.20% of the net assets of the fund.
(k)	Index-linked bond whose principal amount moves with a government price index.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(n)	Rate represents the seven-day yield at 9/30/2025.
(o)	Security purchased with cash collateral from securities on loan.
(p)	Affiliated issuer during the reporting period but no longer held at 9/30/2025.
(q)	Represents net activity.
(r)	Dividend income is included with securities lending income and is not shown in this table.
(s)	Amount less than 0.01%.
American Balanced Fund — Page 84 of 87

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $44,545,390,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $654,895,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $25,678,295,000 and $3,692,306,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as
American Balanced Fund — Page 85 of 87

unaudited
the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$51,444,615	$—	$—	$51,444,615
Financials	22,885,176	—	—	22,885,176
Industrials	18,888,763	—	—	18,888,763
Communication services	17,153,014	—	—	17,153,014
Health care	14,821,223	—	—	14,821,223
Consumer staples	12,797,860	—	—	12,797,860
Consumer discretionary	12,640,357	—	—	12,640,357
Materials	6,678,466	—	—	6,678,466
Energy	5,332,264	—	—	5,332,264
Utilities	4,616,263	—	—	4,616,263
Real estate	2,406,928	—	—	2,406,928
Preferred securities	300,191	—	—	300,191
Convertible stocks	1,056,182	—	—	1,056,182
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	28,792,700	—	28,792,700
U.S. Treasury bonds & notes	—	19,551,532	—	19,551,532
Corporate bonds, notes & loans	—	16,806,576	—	16,806,576
Asset-backed obligations	—	6,621,292	—	6,621,292
Bonds & notes of governments & government agencies outside the U.S.	—	2,125,585	—	2,125,585
Municipals	—	654,284	—	654,284
Federal agency bonds & notes	—	87,560	—	87,560
Investment funds	6,689,743	—	—	6,689,743
Short-term securities	15,492,114	—	—	15,492,114
Total	$193,203,159	$74,639,529	$—	$267,842,688

American Balanced Fund — Page 86 of 87

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$87,892	$—	$—	$87,892
Unrealized appreciation on open forward currency contracts	—	2,049	—	2,049
Unrealized appreciation on centrally cleared interest rate swaps	—	183,674	—	183,674
Liabilities:
Unrealized depreciation on futures contracts	(40,601)	—	—	(40,601)
Unrealized depreciation on open forward currency contracts	—	(170)	—	(170)
Unrealized depreciation on centrally cleared interest rate swaps	—	(32,828)	—	(32,828)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,525)	—	(1,525)
Total	$47,291	$151,200	$—	$198,491
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-011-1125
American Balanced Fund — Page 87 of 87